UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200
Schwab Investments — Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Investments — Schwab 1000 Index Fund
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: April 30, 2014

Item 1: Report(s) to Shareholders.

Semiannual report dated April 30, 2014, enclosed.

Schwab Equity Index Funds

Schwab® S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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This wrapper is not part of the shareholder report.

Schwab Equity Index Funds

Semiannual Report
April 30, 2014

Schwab® S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

This page is intentionally left blank.

Five cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the 6 Months Ended April 30, 2014

Schwab® S&P 500 Index Fund (Ticker Symbol: SWPPX)	8.29%

S&P 500® Index	8.36%
Fund Category: Morningstar Large Blend	7.41%

Performance Details	page 6

Schwab 1000 Index® Fund (Ticker Symbol: SNXFX)	8.00%

Schwab 1000 Index®	8.09%
Fund Category: Morningstar Large Blend	7.41%

Performance Details	page 7

Schwab Small-Cap Index Fund® (Ticker Symbol: SWSSX)	3.04%

Russell 2000® Index	3.08%
Fund Category: Morningstar Small Blend	4.48%

Performance Details	page 8

Schwab Total Stock Market Index Fund® (Ticker Symbol: SWTSX)	7.77%

Dow Jones U.S. Total Stock Market Index	7.82%
Fund Category: Morningstar Large Blend	7.41%

Performance Details	page 9

Schwab International Index Fund®[1] (Ticker Symbol: SWISX)	4.73%

MSCI EAFE® Index (Net)	4.44%
Fund Category: Morningstar Foreign Large Blend	3.45%

Performance Details	pages 10-11

Minimum Initial Investment[2]	$100

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	Please see the funds’ prospectus for further detail and eligibility requirements.

2 Schwab Equity Index Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report regarding the Schwab Equity Index Funds. Each fund employs an indexing strategy to track the performance of a particular stock market benchmark, seeking returns by modeling its portfolio according to the benchmark index.

For the six-month reporting period ended April 30, 2014, the funds generated returns that generally tracked their respective indices and reflected a rally by stocks. In the U.S., the Federal Reserve began “tapering” its stimulative economic policies. In spite of this policy shift, many major stock market indices reached record highs in April, supported by the Fed’s reassurances that low interest rates remained necessary for now. Overseas, signs of possible improvement in the euro zone’s economy and efforts by the European Central Bank to keep interest rates low helped stocks in developed markets generate positive returns. However, political unrest between Russia and the Ukraine drove up market volatility, increased risk,1 and reduced returns.

Amid this backdrop, U.S. stocks outperformed stocks in developed international markets, and large-cap stocks outperformed small-cap stocks. Value stocks performed better overall than growth stocks, particularly late in the period as volatility rose, harsh winter weather temporarily slowed economic activity, and investors favored companies less tied to strong growth. Reflecting

 Asset Class Performance Comparison % returns during the six months ended 4/30/2014

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

8.36%	S&P 500® Index: measures U.S. large-cap stocks

3.08%	Russell 2000® Index: measures U.S. small-cap stocks

4.44%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

1.74%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

For index definitions, please see the Glossary.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds 3

From the President continued

For the six-month reporting period ended April 30, 2014, the funds generated returns that generally tracked their respective indices and reflected a rally by stocks.

this environment, the S&P 500 Index returned 8.4% and the MSCI EAFE Index returned 4.4%.2

For more information about the performance, holdings, and portfolio characteristics of the Schwab Equity Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

For full definitions of the referenced indices, please see the Glossary.

1 To find out more information, please read “Investments in Russian Securities” in the “What’s New” section on www.schwabfunds.com.

2 The total return cited is for the MSCI EAFE Index (Net), which is calculated net of foreign withholding taxes.

4 Schwab Equity Index Funds

Fund Management

Agnes Hong, CFA, Managing Director and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Ron Toll, Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab Total Stock Market Index Fund. Mr. Toll has been a portfolio manager with CSIM since 2007, and has held a number of positions at the firm since beginning his tenure in 1998. His previous roles included serving as a manager in Portfolio Operations, and as a manager in Portfolio Operations and Analytics.

Schwab Equity Index Funds 5

Schwab® S&P 500 Index Fund

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab® S&P 500 Index Fund (5/19/97)	8.29%	20.29%	19.02%	7.63%
S&P 500® Index	8.36%	20.44%	19.14%	7.67%
Fund Category: Morningstar Large Blend	7.41%	19.35%	17.82%	7.17%

Fund Expense Ratio3: 0.09%

 Statistics

Number of Holdings	503
Weighted Average Market Cap ($ x 1,000,000)	$121,990
Price/Earnings Ratio (P/E)	18.5
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate[4]	1%

 Sector Weightings % of Investments

Information Technology	18.1%
Financials	15.6%
Health Care	12.9%
Consumer Discretionary	11.5%
Industrials	10.5%
Energy	10.3%
Consumer Staples	9.5%
Materials	3.4%
Utilities	3.1%
Telecommunication Services	2.4%
Other	2.7%
Total	100.0%

 Top Equity Holdings % of Net Assets5

Apple, Inc.	3.0%
Exxon Mobil Corp.	2.6%
Microsoft Corp.	1.8%
Johnson & Johnson	1.6%
General Electric Co.	1.6%
Chevron Corp.	1.4%
Wells Fargo & Co.	1.4%
Berkshire Hathaway, Inc., Class B	1.3%
The Procter & Gamble Co.	1.3%
JPMorgan Chase & Co.	1.2%
Total	17.2%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Standard & Poor’s® S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Schwab S&P 500 Index Fund. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance history of the fund prior to September 9, 2009 is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Equity Index Funds

Schwab 1000 Index® Fund

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index® Fund (4/2/91)	8.00%	20.31%	19.06%	7.77%
Schwab 1000 Index®	8.09%	20.61%	19.41%	8.07%
S&P 500® Index	8.36%	20.44%	19.14%	7.67%
Fund Category: Morningstar Large Blend	7.41%	19.35%	17.82%	7.17%

Fund Expense Ratios3: Net 0.30%; Gross 0.35%

 Statistics

Number of Holdings	998
Weighted Average Market Cap ($ x 1,000,000)	$107,688
Price/Earnings Ratio (P/E)	19.6
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate[4]	2%

 Sector Weightings % of Investments

Information Technology	17.9%
Financials	16.6%
Health Care	12.8%
Consumer Discretionary	12.4%
Industrials	11.4%
Energy	10.1%
Consumer Staples	8.9%
Materials	3.7%
Utilities	3.1%
Telecommunication Services	2.3%
Other	0.8%
Total	100.0%

 Top Equity Holdings % of Net Assets5

Apple, Inc.	2.7%
Exxon Mobil Corp.	2.3%
Microsoft Corp.	1.6%
Johnson & Johnson	1.5%
General Electric Co.	1.4%
Chevron Corp.	1.2%
Wells Fargo & Co.	1.2%
Berkshire Hathaway, Inc., Class B	1.2%
The Procter & Gamble Co.	1.1%
JPMorgan Chase & Co.	1.1%
Total	15.3%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Investor Shares.
[3]	As stated in the prospectus. Includes acquired fund fees and expenses incurred indirectly by the fund through its investments in other investment companies. The annualized weighted average expense ratio of these investment companies was 0.01%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 7

Schwab Small-Cap Index Fund®

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund® (5/19/97)	3.04%	20.44%	21.06%	9.60%
Russell 2000® Index	3.08%	20.50%	19.84%	8.67%
Small-Cap Spliced Index[3]	3.08%	20.50%	21.16%	9.70%
Fund Category: Morningstar Small Blend	4.48%	21.54%	19.86%	8.76%

Fund Expense Ratios4: Net 0.27%; Gross 0.30%

 Statistics

Number of Holdings	2,009
Weighted Average Market Cap ($ x 1,000,000)	$1,839
Price/Earnings Ratio (P/E)	55.7
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate[5]	1%

 Sector Weightings % of Investments

Financials	22.7%
Information Technology	16.6%
Industrials	14.1%
Consumer Discretionary	12.5%
Health Care	12.5%
Energy	5.9%
Materials	4.7%
Consumer Staples	3.7%
Utilities	3.2%
Telecommunication Services	0.7%
Other	3.4%
Total	100.0%

 Top Equity Holdings % of Net Assets6

American Realty Capital Properties, Inc.	0.4%
Rite Aid Corp.	0.3%
Acuity Brands, Inc.	0.3%
NorthStar Realty Finance Corp.	0.3%
SunEdison, Inc.	0.3%
The Middleby Corp.	0.3%
CoStar Group, Inc.	0.3%
athenahealth, Inc.	0.3%
Kate Spade & Co.	0.2%
Questcor Pharmaceuticals, Inc.	0.2%
Total	2.9%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (“Russell”) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than many other asset classes.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	The Small-Cap Spliced Index is an internally calculated index, comprised of the Schwab Small-Cap Index (the fund’s former comparative index) from inception of the fund until the close of business on December 14, 2011, and the Russell 2000 Index from December 15, 2011 forward.
[4]	As stated in the prospectus. Includes acquired fund fees and expenses incurred indirectly by the fund through its investments in other investment companies. The annualized weighted average expense ratio of these investment companies was 0.10%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Equity Index Funds

Schwab Total Stock Market Index Fund®

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund® (6/1/99)	7.77%	20.60%	19.50%	8.29%
Dow Jones U.S. Total Stock Market Index	7.82%	20.65%	19.62%	8.27%
Fund Category: Morningstar Large Blend	7.41%	19.35%	17.82%	7.17%

Fund Expense Ratios3: Net 0.09%; Gross 0.10%

 Statistics

Number of Holdings	2,411
Weighted Average Market Cap ($ x 1,000,000)	$99,304
Price/Earnings Ratio (P/E)	20.7
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate[4]	0%	[5]

 Sector Weightings % of Investments

Information Technology	17.4%
Financials	16.8%
Health Care	12.5%
Consumer Discretionary	12.2%
Industrials	11.3%
Energy	9.6%
Consumer Staples	8.3%
Materials	3.8%
Utilities	3.1%
Telecommunication Services	2.2%
Other	2.8%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Apple, Inc.	2.5%
Exxon Mobil Corp.	2.1%
Microsoft Corp.	1.4%
Johnson & Johnson	1.3%
General Electric Co.	1.2%
Chevron Corp.	1.1%
Wells Fargo & Co.	1.1%
Berkshire Hathaway, Inc., Class B	1.1%
The Procter & Gamble Co.	1.1%
JPMorgan Chase & Co.	1.0%
Total	13.9%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

“Dow Jones” and “The Dow Jones U.S. Total Stock Market Index” are service marks of Dow Jones & Company, Inc. and have been licensed for certain purposes by CSIM. The Schwab Total Stock Market Index Fund, based on The Dow Jones U.S. Total Stock Market Index, is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such a product.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Select Shares.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	Less than 1%.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 9

Schwab International Index Fund®

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund® (5/19/97)	4.73%	13.45%	13.72%	6.98%
MSCI EAFE® Index (Net)	4.44%	13.35%	13.58%	6.93%
International Spliced Index	4.44%	13.35%	13.67%	7.17%
Fund Category: Morningstar Foreign Large Blend	3.45%	11.69%	13.12%	6.74%

Fund Expense Ratios3: Net 0.19%; Gross 0.23%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Index ownership — “MSCI EAFE” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

10 Schwab Equity Index Funds

 Schwab International Index Fund®

Performance and Fund Facts as of 04/30/14 continued

 Statistics

Number of Holdings	922
Weighted Average Market Cap ($ x 1,000,000)	$68,061
Price/Earnings Ratio (P/E)	17.8
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate[1]	1%

 Sector Weightings % of Investments

Financials	25.0%
Industrials	12.4%
Consumer Discretionary	11.3%
Consumer Staples	10.9%
Health Care	10.3%
Materials	8.1%
Energy	7.2%
Telecommunication Services	4.9%
Information Technology	4.2%
Utilities	3.6%
Other	2.1%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Nestle S.A. – Reg’d	1.8%
Roche Holding AG	1.5%
Novartis AG – Reg’d	1.5%
HSBC Holdings plc	1.4%
BP plc	1.1%
Total S.A.	1.1%
Royal Dutch Shell plc, A Shares	1.1%
Toyota Motor Corp.	1.1%
GlaxoSmithKline plc	1.0%
Sanofi	0.9%
Total	12.5%

 Country Weightings % of Investments

United Kingdom	21.2%
Japan	18.6%
France	10.3%
Germany	9.2%
Switzerland	9.1%
Australia	7.8%
Spain	3.5%
Sweden	3.2%
Hong Kong	2.7%
Netherlands	2.6%
Other Countries	11.8%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2013 and held through April 30, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/13	at 4/30/14	11/1/13–4/30/14

Schwab® S&P 500 Index Fund
Actual Return	0.09%	$1,000.00	$1,082.90	$0.46
Hypothetical 5% Return	0.09%	$1,000.00	$1,024.35	$0.45

Schwab 1000 Index® Fund
Actual Return	0.29%	$1,000.00	$1,080.00	$1.50
Hypothetical 5% Return	0.29%	$1,000.00	$1,023.36	$1.45

Schwab Small-Cap Index Fund®
Actual Return	0.17%	$1,000.00	$1,030.40	$0.86
Hypothetical 5% Return	0.17%	$1,000.00	$1,023.95	$0.85

Schwab Total Stock Market Index Fund®
Actual Return	0.09%	$1,000.00	$1,077.70	$0.46
Hypothetical 5% Return	0.09%	$1,000.00	$1,024.35	$0.45

Schwab International Index Fund®
Actual Return	0.19%	$1,000.00	$1,047.30	$0.96
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.85	$0.95

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

12 Schwab Equity Index Funds

Schwab® S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09[1]

Per-Share Data ($)

Net asset value at beginning of period	27.78		22.35	19.82	18.70	16.28	15.28

Income (loss) from investment operations:
Net investment income (loss)	0.28		0.52	0.44	0.39	0.35	0.20
Net realized and unrealized gains (losses)	1.99		5.40	2.49	1.09	2.31	1.22

Total from investment operations	2.27		5.92	2.93	1.48	2.66	1.42
Less distributions:
Distributions from net investment income	(0.48)		(0.49)	(0.40)	(0.36)	(0.24)	(0.42)

Net asset value at end of period	29.57		27.78	22.35	19.82	18.70	16.28

Total return (%)	8.29	[2]	27.06	15.09	7.97	16.50	9.81

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.09	0.09	0.09	0.09	0.13	[4]
Gross operating expenses	0.09	[3]	0.09	0.10	0.10	0.10	0.16
Net investment income (loss)	1.95	[3]	2.10	2.09	1.96	1.97	2.09
Portfolio turnover rate	1	[2]	1	2	3	2	3	[5]
Net assets, end of period ($ x 1,000,000)	18,773		17,121	12,687	10,909	10,007	8,718

* Unaudited.
1 Effective September 9, 2009, the Investor Share class, the e.Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.
5 Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund.

See financial notes 13

 Schwab S&P 500 Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.1%	Common Stock	10,549,726,052	18,226,492,414
2.7%	Short-Term Investments	501,698,441	501,698,441

99.8%	Total Investments	11,051,424,493	18,728,190,855
0.1%	Collateral Invested for Securities on Loan	14,846,312	14,846,312
0.1%	Other Assets and Liabilities, Net		29,598,683

100.0%	Net Assets		18,772,635,850

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 97.1% of net assets

Automobiles & Components 1.1%
Other Securities		1.1	209,580,098

Banks 5.9%
Bank of America Corp.	11,448,611	0.9	173,331,970
Citigroup, Inc.	3,293,247	0.9	157,779,464
JPMorgan Chase & Co.	4,107,131	1.2	229,917,193
Wells Fargo & Co.	5,193,209	1.4	257,790,895
Other Securities		1.5	279,269,519

		5.9	1,098,089,041

Capital Goods 7.9%
3M Co.	691,919	0.5	96,239,014
General Electric Co.	10,881,752	1.6	292,610,311
The Boeing Co.	739,654	0.5	95,430,159
United Technologies Corp.	913,235	0.6	108,063,097
Other Securities		4.7	886,142,025

		7.9	1,478,484,606

Commercial & Professional Supplies 0.6%
Other Securities		0.6	120,722,320

Consumer Durables & Apparel 1.3%
Other Securities		1.3	242,692,075

Consumer Services 1.7%
McDonald’s Corp.	1,073,638	0.6	108,845,420
Other Securities		1.1	209,500,213

		1.7	318,345,633

Diversified Financials 4.8%
American Express Co.	983,641	0.5	85,999,733
Berkshire Hathaway, Inc., Class B *	1,952,430	1.3	251,570,605
The Charles Schwab Corp. (a)	1,267,581	0.2	33,654,276
Other Securities		2.8	527,490,742

		4.8	898,715,356

Energy 10.3%
Chevron Corp.	2,070,634	1.4	259,905,980
ConocoPhillips	1,329,790	0.5	98,816,695
Exxon Mobil Corp.	4,687,841	2.6	480,081,797
Occidental Petroleum Corp.	858,650	0.4	82,215,737
Schlumberger Ltd.	1,420,015	0.8	144,202,523
Other Securities		4.6	865,613,223

		10.3	1,930,835,955

Food & Staples Retailing 2.3%
CVS Caremark Corp.	1,274,951	0.5	92,714,437
Wal-Mart Stores, Inc.	1,754,702	0.7	139,867,296
Other Securities		1.1	197,323,268

		2.3	429,905,001

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	2,186,791	0.5	87,712,187
PepsiCo, Inc.	1,643,463	0.7	141,157,037
Philip Morris International, Inc.	1,724,346	0.8	147,310,879
The Coca-Cola Co.	4,109,556	0.9	167,628,789
Other Securities		2.2	414,776,598

		5.1	958,585,490

Health Care Equipment & Services 4.0%
Other Securities		4.0	751,625,061

Household & Personal Products 2.1%
The Procter & Gamble Co.	2,940,690	1.3	242,753,959
Other Securities		0.8	149,006,305

		2.1	391,760,264

Insurance 2.8%
American International Group, Inc.	1,587,854	0.5	84,362,683
Other Securities		2.3	440,204,177

		2.8	524,566,860

Materials 3.4%
Other Securities		3.4	638,521,501

14 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Media 3.4%
Comcast Corp., Class A	2,826,964	0.8	146,323,657
The Walt Disney Co.	1,767,183	0.7	140,208,299
Other Securities		1.9	360,109,063

		3.4	646,641,019

Pharmaceuticals, Biotechnology & Life Sciences 8.8%
AbbVie, Inc.	1,722,886	0.5	89,727,903
Amgen, Inc.	818,859	0.5	91,507,493
Bristol-Myers Squibb Co.	1,783,064	0.5	89,313,676
Gilead Sciences, Inc. *	1,668,350	0.7	130,948,792
Johnson & Johnson	3,068,125	1.6	310,770,381
Merck & Co., Inc.	3,189,314	1.0	186,766,228
Pfizer, Inc.	6,942,233	1.1	217,153,048
Other Securities		2.9	541,650,979

		8.8	1,657,838,500

Real Estate 2.2%
Other Securities		2.2	413,409,920

Retailing 4.0%
Amazon.com, Inc. *	403,480	0.7	122,710,372
The Home Depot, Inc.	1,527,350	0.6	121,439,598
Other Securities		2.7	498,138,708

		4.0	742,288,678

Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	5,392,505	0.8	143,925,958
Other Securities		1.2	234,928,794

		2.0	378,854,752

Software & Services 9.8%
Facebook, Inc., Class A *	1,852,800	0.6	110,760,384
Google, Inc., Class A *	306,158	0.9	163,757,791
Google, Inc., Class C *	306,158	0.9	161,241,172
International Business Machines Corp.	1,069,690	1.1	210,161,994
Microsoft Corp.	8,192,531	1.8	330,978,252
Oracle Corp.	3,758,986	0.8	153,667,348
Visa, Inc., Class A	549,800	0.6	111,394,978
Other Securities		3.1	591,569,900

		9.8	1,833,531,819

Technology Hardware & Equipment 6.2%
Apple, Inc.	967,431	3.0	570,871,359
Cisco Systems, Inc.	5,646,928	0.7	130,500,506
QUALCOMM, Inc.	1,834,065	0.8	144,359,256
Other Securities		1.7	326,776,505

		6.2	1,172,507,626

Telecommunication Services 2.4%
AT&T, Inc.	5,672,236	1.1	202,498,825
Verizon Communications, Inc.	4,491,378	1.1	209,882,094
Other Securities		0.2	34,491,985

		2.4	446,872,904

Transportation 1.9%
Union Pacific Corp.	492,175	0.5	93,724,885
Other Securities		1.4	269,694,850

		1.9	363,419,735

Utilities 3.1%
Other Securities		3.1	578,698,200

Total Common Stock
(Cost $10,549,726,052)			18,226,492,414

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 2.7% of net assets

Time Deposits 2.5%
Wells Fargo
0.03%, 05/01/14	398,692,850	2.1	398,692,850
Other Securities		0.4	73,007,633

		2.5	471,700,483

U.S. Treasury Obligations 0.2%
Other Securities		0.2	29,997,958

Total Short-Term Investments
(Cost $501,698,441)			501,698,441

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (e)	14,846,312	0.1	14,846,312

Total Collateral Invested for Securities on Loan
(Cost $14,846,312)			14,846,312

End of Collateral Invested for Securities on Loan.

At 04/30/14, tax basis cost of the fund’s investments was $11,093,131,863 and the unrealized appreciation and depreciation were $8,118,138,549 and ($483,079,557), respectively, with a net unrealized appreciation of $7,635,058,992.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $14,879,804.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

See financial notes 15

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/20/14	5,500	516,422,500	9,564,070

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$18,226,492,414	$—	$—	$18,226,492,414
Short-Term Investments[1]	—	501,698,441	—	501,698,441

Total	$18,226,492,414	$501,698,441	$—	$18,728,190,855

Other Financial Instruments
Collateral Invested for Securities on Loan	$14,846,312	$—	$—	$14,846,312
Futures Contracts[2]	9,564,070	—	—	9,564,070

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

16 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments in affiliated issuers, at value (cost $16,522,060)		$33,654,276
Investments in unaffiliated issuers, at value (cost $11,034,902,433) including securities on loan of $14,879,804	+	18,694,536,579

Total investments, at value (cost $11,051,424,493)		18,728,190,855
Collateral invested for securities on loan		14,846,312
Receivables:
Investments sold		28,224,627
Fund shares sold		33,950,792
Dividends		16,861,129
Variation margin on futures contracts		1,610,116
Income from securities on loan		26,943
Interest		393
Prepaid expenses	+	144,184

Total assets		18,823,855,351

Liabilities

Collateral held for securities on loan		14,846,312
Payables:
Investments bought		16,248,355
Investment adviser and administrator fees		92,827
Shareholder service fees		35,968
Fund shares redeemed		19,715,282
Accrued expenses	+	280,757

Total liabilities		51,219,501

Net Assets

Total assets		18,823,855,351
Total liabilities	−	51,219,501

Net assets		$18,772,635,850

Net Assets by Source
Capital received from investors		11,334,250,739
Net investment income not yet distributed		107,556,071
Net realized capital losses		(355,501,392)
Net unrealized capital appreciation		7,686,330,432

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$18,772,635,850		634,749,898		$29.57

See financial notes 17

 Schwab S&P 500 Index Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends received from affiliated issuer		$147,886
Dividends received from unaffiliated issuers		181,272,135
Interest		75,352
Securities on loan	+	103,431

Total investment income		181,598,804

Expenses

Investment adviser and administrator fees		5,351,809
Shareholder service fees		1,718,505
Portfolio accounting fees		187,818
Transfer agent fees		185,500
Shareholder reports		165,998
Custodian fees		147,400
Registration fees		90,786
Independent trustees’ fees		46,725
Professional fees		44,649
Index fee		37,379
Other expenses	+	165,757

Total expenses		8,142,326
Expense reduction by CSIM and its affiliates	−	185,500

Net expenses	−	7,956,826

Net investment income		173,641,978

Realized and Unrealized Gains (Losses)

Net realized losses on unaffiliated investments		(50,404,108)
Net realized gains on futures contracts	+	39,704,300

Net realized losses		(10,699,808)
Net change in unrealized appreciation (depreciation) on affiliated issuer		4,736,667
Net change in unrealized appreciation (depreciation) on unaffiliated investments		1,266,246,993
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,387,033)

Net change in unrealized appreciation (depreciation)	+	1,269,596,627

Net realized and unrealized gains		1,258,896,819

Increase in net assets resulting from operations		$1,432,538,797

18 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$173,641,978	$311,029,585
Net realized gains (losses)		(10,699,808)	53,530,089
Net change in unrealized appreciation (depreciation)	+	1,269,596,627	3,166,704,651

Increase in net assets from operations		1,432,538,797	3,531,264,325

Distributions to Shareholders

Distributions from net investment income		($297,103,536)	($278,278,089)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		69,737,443	$1,997,823,716	155,380,507	$3,830,088,605
Shares reinvested		7,894,318	218,593,671	11,251,940	248,330,312
Shares redeemed	+	(59,295,853)	(1,700,255,422)	(117,760,806)	(2,897,316,141)

Net transactions in fund shares		18,335,908	$516,161,965	48,871,641	$1,181,102,776

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		616,413,990	$17,121,038,624	567,542,349	$12,686,949,612
Total increase	+	18,335,908	1,651,597,226	48,871,641	4,434,089,012

End of period		634,749,898	$18,772,635,850	616,413,990	$17,121,038,624

Net investment income not yet distributed			$107,556,071		$231,017,629

See financial notes 19

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09[1]

Per-Share Data ($)

Net asset value at beginning of period	48.31		40.23	37.44	35.79	31.00	28.69

Income (loss) from investment operations:
Net investment income (loss)	0.41	[2]	0.81 [2]	0.71 [2]	0.62 [2]	0.57 [2]	0.54	[2]
Net realized and unrealized gains (losses)	3.31		9.74	4.32	2.07	4.80	2.41

Total from investment operations	3.72		10.55	5.03	2.69	5.37	2.95
Less distributions:
Distributions from net investment income	(0.75)		(0.81)	(0.72)	(0.57)	(0.58)	(0.64)
Distributions from net realized gains	(1.50)		(1.66)	(1.52)	(0.47)	—	—

Total distributions	(2.25)		(2.47)	(2.24)	(1.04)	(0.58)	(0.64)

Net asset value at end of period	49.78		48.31	40.23	37.44	35.79	31.00

Total return (%)	8.00	[3]	27.85	14.38	7.60	17.51	10.72

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	[4]	0.29	0.29	0.29	0.29	0.38	[5]
Gross operating expenses	0.33	[4]	0.34	0.34	0.34	0.35	0.44
Net investment income (loss)	1.69	[4]	1.87	1.85	1.64	1.71	1.96
Portfolio turnover rate	2	[3]	4	4	5	5	4
Net assets, end of period ($ x 1,000,000)	6,178		5,887	4,848	4,552	4,575	4,279

* Unaudited.
1 Effective September 18, 2009, the Select Share class and the Investor Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Investor Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.

20 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Common Stock	1,968,379,173	6,153,539,781
0.7%	Other Investment Company	44,979,602	44,979,602
0.1%	Short-Term Investment	2,579,839	2,579,839

100.4%	Total Investments	2,015,938,614	6,201,099,222
0.3%	Collateral Invested for Securities on Loan	21,473,000	21,473,000
(0.7%)	Other Assets and Liabilities, Net		(44,305,219)

100.0%	Net Assets		6,178,267,003

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.6% of net assets

Automobiles & Components 1.3%
Other Securities		1.3	80,871,063

Banks 5.6%
Bank of America Corp.	3,383,941	0.8	51,232,867
Citigroup, Inc.	975,256	0.8	46,724,515
JPMorgan Chase & Co.	1,212,578	1.1	67,880,116
Wells Fargo & Co.	1,532,396	1.2	76,068,138
Other Securities		1.7	105,559,721

		5.6	347,465,357

Capital Goods 8.5%
3M Co.	201,554	0.4	28,034,146
General Electric Co.	3,212,602	1.4	86,386,868
The Boeing Co.	217,589	0.5	28,073,333
United Technologies Corp.	270,303	0.5	31,984,954
Other Securities		5.7	349,558,830

		8.5	524,038,131

Commercial & Professional Supplies 0.8%
Other Securities		0.8	52,104,047

Consumer Durables & Apparel 1.5%
Other Securities		1.5	89,327,044

Consumer Services 2.0%
McDonald’s Corp.	318,736	0.5	32,313,456
Other Securities		1.5	91,489,792

		2.0	123,803,248

Diversified Financials 4.7%
American Express Co.	294,377	0.4	25,737,381
Berkshire Hathaway, Inc., Class B *	575,312	1.2	74,128,951
The Charles Schwab Corp. (a)	367,065	0.2	9,745,576
Other Securities		2.9	179,922,197

		4.7	289,534,105

Energy 10.2%
Chevron Corp.	611,337	1.2	76,735,020
ConocoPhillips	390,966	0.5	29,052,683
Exxon Mobil Corp.	1,383,663	2.3	141,700,928
Occidental Petroleum Corp.	254,516	0.4	24,369,907
Schlumberger Ltd.	417,347	0.7	42,381,588
Other Securities		5.1	313,167,854

		10.2	627,407,980

Food & Staples Retailing 2.1%
CVS Caremark Corp.	380,011	0.4	27,634,400
Wal-Mart Stores, Inc.	520,227	0.7	41,467,294
Other Securities		1.0	61,330,853

		2.1	130,432,547

Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	635,805	0.4	25,502,138
PepsiCo, Inc.	487,485	0.7	41,870,087
Philip Morris International, Inc.	507,565	0.7	43,361,278
The Coca-Cola Co.	1,213,848	0.8	49,512,860
Other Securities		2.2	136,150,504

		4.8	296,396,867

Health Care Equipment & Services 4.2%
Other Securities		4.2	258,130,813

Household & Personal Products 2.0%
The Procter & Gamble Co.	868,219	1.1	71,671,478
Other Securities		0.9	53,791,069

		2.0	125,462,547

Insurance 3.1%
American International Group, Inc.	472,176	0.4	25,086,711
Other Securities		2.7	167,353,756

		3.1	192,440,467

Materials 3.8%
Other Securities		3.8	232,074,497

See financial notes 21

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Media 3.6%
Comcast Corp., Class A	837,923	0.7	43,370,894
The Walt Disney Co.	519,260	0.7	41,198,088
Other Securities		2.2	138,089,123

		3.6	222,658,105

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
AbbVie, Inc.	508,646	0.4	26,490,284
Amgen, Inc.	240,902	0.5	26,920,798
Bristol-Myers Squibb Co.	526,739	0.4	26,384,357
Gilead Sciences, Inc. *	492,444	0.6	38,651,930
Johnson & Johnson	907,287	1.5	91,899,100
Merck & Co., Inc.	939,218	0.9	55,000,606
Pfizer, Inc.	2,043,851	1.0	63,931,659
Other Securities		3.3	203,718,098

		8.6	532,996,832

Real Estate 3.2%
Other Securities		3.2	197,660,428

Retailing 4.0%
Amazon.com, Inc. *	119,341	0.6	36,295,178
The Home Depot, Inc.	451,735	0.6	35,917,450
Other Securities		2.8	177,269,241

		4.0	249,481,869

Semiconductors & Semiconductor Equipment 2.2%
Intel Corp.	1,597,980	0.7	42,650,086
Other Securities		1.5	90,014,926

		2.2	132,665,012

Software & Services 9.9%
Facebook, Inc., Class A *	547,600	0.5	32,735,528
Google, Inc., Class A *	90,388	0.8	48,346,733
Google, Inc., Class C *	90,388	0.8	47,603,744
International Business Machines Corp.	313,440	1.0	61,581,557
Microsoft Corp.	2,418,738	1.6	97,717,015
Oracle Corp.	1,108,910	0.7	45,332,241
Visa, Inc., Class A	163,700	0.5	33,167,257
Other Securities		4.0	244,422,415

		9.9	610,906,490

Technology Hardware & Equipment 5.9%
Apple, Inc.	285,618	2.7	168,540,326
Cisco Systems, Inc.	1,649,415	0.6	38,117,981
QUALCOMM, Inc.	542,678	0.7	42,714,185
Other Securities		1.9	117,481,969

		5.9	366,854,461

Telecommunication Services 2.3%
AT&T, Inc.	1,667,277	0.9	59,521,789
Verizon Communications, Inc.	1,324,157	1.0	61,877,857
Other Securities		0.4	22,452,656

		2.3	143,852,302

Transportation 2.1%
Union Pacific Corp.	145,662	0.4	27,738,415
Other Securities		1.7	103,777,813

		2.1	131,516,228

Utilities 3.2%
Other Securities		3.2	195,459,341

Total Common Stock
(Cost $1,968,379,173)			6,153,539,781

Other Investment Company 0.7% of net assets

Money Market Fund 0.7%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	44,979,602	0.7	44,979,602

Total Other Investment Company
(Cost $44,979,602)			44,979,602

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
Other Securities		0.1	2,579,839

Total Short-Term Investment
(Cost $2,579,839)			2,579,839

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.3% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	21,473,000	0.3	21,473,000

Total Collateral Invested for Securities on Loan
(Cost $21,473,000)			21,473,000

End of Collateral Invested for Securities on Loan.

At 04/30/14, tax basis cost of the fund’s investments was $1,994,876,427 and the unrealized appreciation and depreciation were $4,232,768,822 and ($26,546,027), respectively, with a net unrealized appreciation of $4,206,222,795.

22 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $25,843,096.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/20/14	220	20,656,900	296,777

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$6,153,539,781	$—	$—	$6,153,539,781
Other Investment Company[1]	44,979,602	—	—	44,979,602
Short-Term Investment[1]	—	2,579,839	—	2,579,839

Total	$6,198,519,383	$2,579,839	$—	$6,201,099,222

Other Financial Instruments
Collateral Invested for Securities on Loan	$21,473,000	$—	$—	$21,473,000
Futures Contracts[2]	296,777	—	—	296,777

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

See financial notes 23

 Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments in affiliated issuers, at value (cost $1,803,228)		$9,745,576
Investments in unaffiliated issuers, at value (cost $2,014,135,386) including securities on loan of $25,843,096	+	6,191,353,646

Total investments, at value (cost $2,015,938,614)		6,201,099,222
Collateral invested for securities on loan		21,473,000
Receivables:
Investments sold		4,409,456
Dividends		5,239,770
Fund shares sold		2,238,389
Variation margin on futures contracts		163,274
Income from securities on loan		52,432
Prepaid expenses	+	79,460

Total assets		6,234,755,003

Liabilities

Collateral held for securities on loan		21,473,000
Payables:
Investment adviser and administrator fees		92,772
Shareholder service fees		55,458
Independent trustees’ fees		1,164
Fund shares redeemed		34,736,311
Accrued expenses	+	129,295

Total liabilities		56,488,000

Net Assets

Total assets		6,234,755,003
Total liabilities	−	56,488,000

Net assets		$6,178,267,003

Net Assets by Source
Capital received from investors		1,843,328,828
Net investment income not yet distributed		31,239,147
Net realized capital gains		118,241,643
Net unrealized capital appreciation		4,185,457,385

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$6,178,267,003		124,114,245		$49.78

24 See financial notes

 Schwab 1000 Index Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends received from affiliated issuer		$44,048
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $1,759)		59,419,396
Interest		529
Securities on loan	+	269,457

Total investment income		59,733,430

Expenses

Investment adviser and administrator fees		6,719,013
Shareholder service fees		2,921,014
Shareholder reports		86,871
Portfolio accounting fees		80,783
Custodian fees		51,572
Transfer agent fees		45,748
Professional fees		29,705
Independent trustees’ fees		26,216
Registration fees		21,165
Interest expense		176
Other expenses	+	58,745

Total expenses		10,041,008
Expense reduction by CSIM and its affiliates	−	1,304,921

Net expenses	−	8,736,087

Net investment income		50,997,343

Realized and Unrealized Gains (Losses)

Net realized gains on unaffiliated investments		90,947,120
Net realized gains on futures contracts	+	6,577,236

Net realized gains		97,524,356
Net change in unrealized appreciation (depreciation) on affiliated issuer		1,431,554
Net change in unrealized appreciation (depreciation) on unaffiliated investments		318,146,407
Net change in unrealized appreciation (depreciation) on futures contracts	+	(2,012,686)

Net change in unrealized appreciation (depreciation)	+	317,565,275

Net realized and unrealized gains		415,089,631

Increase in net assets resulting from operations		$466,086,974

See financial notes 25

 Schwab 1000 Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$50,997,343	$99,492,905
Net realized gains		97,524,356	178,811,471
Net change in unrealized appreciation (depreciation)	+	317,565,275	1,026,638,598

Increase in net assets from operations		466,086,974	1,304,942,974

Distributions to Shareholders

Distributions from net investment income		(91,043,881)	(96,597,152)
Distributions from net realized gains	+	(182,379,726)	(197,828,775)

Total distributions		($273,423,607)	($294,425,927)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,323,561	$210,008,414	9,372,908	$400,294,068
Shares reinvested		5,073,441	236,878,978	6,695,843	255,781,218
Shares redeemed	+	(7,143,869)	(348,515,356)	(14,700,117)	(627,358,330)

Net transactions in fund shares		2,253,133	$98,372,036	1,368,634	$28,716,956

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		121,861,112	$5,887,231,600	120,492,478	$4,847,997,597
Total increase	+	2,253,133	291,035,403	1,368,634	1,039,234,003

End of period		124,114,245	$6,178,267,003	121,861,112	$5,887,231,600

Net investment income not yet distributed			$31,239,147		$71,285,685

26 See financial notes

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09[1]

Per-Share Data ($)

Net asset value at beginning of period	27.62		21.26	20.55	19.18	15.14	13.85

Income (loss) from investment operations:
Net investment income (loss)	0.19	[2]	0.42 [2]	0.33 [2]	0.25 [2]	0.22 [2]	0.18	[2]
Net realized and unrealized gains (losses)	0.61		6.94	1.89	1.37	3.97	1.40

Total from investment operations	0.80		7.36	2.22	1.62	4.19	1.58
Less distributions:
Distributions from net investment income	(0.31)		(0.50)	(0.35)	(0.20)	(0.15)	(0.29)
Distributions from net realized gains	(1.29)		(0.50)	(1.16)	(0.05)	—	—

Total distributions	(1.60)		(1.00)	(1.51)	(0.25)	(0.15)	(0.29)

Net asset value at end of period	26.82		27.62	21.26	20.55	19.18	15.14

Total return (%)	3.04	[3]	36.23	11.87	8.45	27.85	11.98

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.17	[4]	0.17	0.17	0.19	0.19	0.28	[5]
Gross operating expenses	0.20	[4]	0.20	0.21	0.19	0.20	0.33
Net investment income (loss)	1.43	[4]	1.76	1.63	1.18	1.23	1.41
Portfolio turnover rate	1	[3]	11	41 [6]	26	33	26
Net assets, end of period ($ x 1,000,000)	2,518		2,351	1,675	1,502	1,406	1,142

* Unaudited.
1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.
6 Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 14, 2011.

See financial notes 27

 Schwab Small-Cap Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.2%	Common Stock	1,658,448,442	2,422,381,678
0.0%	Rights	213,444	213,444
0.0%	Warrants	—	—
3.3%	Short-Term Investments	81,905,229	81,905,229

99.5%	Total Investments	1,740,567,115	2,504,500,351
4.9%	Collateral Invested for Securities on Loan	122,988,021	122,988,021
(4.4%)	Other Assets and Liabilities, Net		(109,646,051)

100.0%	Net Assets		2,517,842,321

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 96.2% of net assets

Automobiles & Components 1.1%
Dana Holding Corp.	236,000	0.2	4,996,120
Tenneco, Inc. *	92,000	0.2	5,508,040
Other Securities		0.7	16,749,818

		1.1	27,253,978

Banks 8.5%
FirstMerit Corp.	246,215	0.2	4,774,109
PacWest Bancorp	139,751	0.2	5,501,997
Prosperity Bancshares, Inc.	97,100	0.2	5,728,900
Other Securities		7.9	197,400,604

		8.5	213,405,610

Capital Goods 9.0%
Acuity Brands, Inc.	64,400	0.3	8,022,308
EMCOR Group, Inc.	99,500	0.2	4,576,005
EnerSys, Inc.	71,178	0.2	4,810,209
Esterline Technologies Corp. *	47,000	0.2	5,123,940
Generac Holdings, Inc.	77,300	0.2	4,551,424
HEICO Corp.	100,206	0.2	5,543,396
Teledyne Technologies, Inc. *	55,300	0.2	5,135,158
The Middleby Corp. *	28,252	0.3	7,133,065
Woodward, Inc.	102,600	0.2	4,599,558
Other Securities		7.0	176,174,597

		9.0	225,669,660

Commercial & Professional Supplies 3.3%
Other Securities		3.3	83,547,809

Consumer Durables & Apparel 2.8%
Brunswick Corp.	134,200	0.2	5,393,498
Kate Spade & Co. *	189,400	0.2	6,585,438
Other Securities		2.4	59,828,041

		2.8	71,806,977

Consumer Services 3.5%
Other Securities		3.5	88,308,081

Diversified Financials 3.5%
Prospect Capital Corp.	465,800	0.2	5,035,298
Other Securities		3.3	84,364,430

		3.5	89,399,728

Energy 5.9%
Kodiak Oil & Gas Corp. *	393,800	0.2	5,005,198
Targa Resources Corp.	48,900	0.2	5,280,711
Other Securities		5.5	137,660,108

		5.9	147,946,017

Food & Staples Retailing 1.2%
Rite Aid Corp. *	1,101,900	0.3	8,043,870
United Natural Foods, Inc. *	72,982	0.2	5,037,947
Other Securities		0.7	17,934,533

		1.2	31,016,350

Food, Beverage & Tobacco 2.0%
Darling International, Inc. *	234,700	0.2	4,696,347
The Hain Celestial Group, Inc. *	57,331	0.2	4,931,613
Other Securities		1.6	40,991,955

		2.0	50,619,915

Health Care Equipment & Services 6.5%
Align Technology, Inc. *	108,700	0.2	5,477,393
athenahealth, Inc. *	54,500	0.3	6,738,380
Centene Corp. *	81,592	0.2	5,417,709
HealthSouth Corp.	129,800	0.2	4,496,272
Team Health Holdings, Inc. *	102,300	0.2	4,959,504
Other Securities		5.4	135,661,696

		6.5	162,750,954

Household & Personal Products 0.4%
Other Securities		0.4	11,116,737

Insurance 2.3%
CNO Financial Group, Inc.	334,600	0.2	5,771,850
Other Securities		2.1	52,749,335

		2.3	58,521,185

28 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 4.7%
Axiall Corp.	104,700	0.2	4,879,020
PolyOne Corp.	144,554	0.2	5,416,438
Other Securities		4.3	108,723,908

		4.7	119,019,366

Media 1.3%
Other Securities		1.3	31,849,110

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
InterMune, Inc. *	146,800	0.2	4,709,344
Questcor Pharmaceuticals, Inc.	77,500	0.2	6,368,950
Other Securities		5.5	138,148,107

		5.9	149,226,401

Real Estate 8.3%
American Realty Capital Properties, Inc.	702,700	0.4	9,198,343
Highwoods Properties, Inc.	133,900	0.2	5,402,865
LaSalle Hotel Properties	156,426	0.2	5,174,572
NorthStar Realty Finance Corp.	488,600	0.3	7,827,372
RLJ Lodging Trust	186,300	0.2	4,968,621
Other Securities		7.0	176,317,756

		8.3	208,889,529

Retailing 3.8%
Other Securities		3.8	94,753,881

Semiconductors & Semiconductor Equipment 3.6%
SunEdison, Inc. *	402,400	0.3	7,738,152
Other Securities		3.3	82,159,817

		3.6	89,897,969

Software & Services 8.2%
Aspen Technology, Inc. *	140,300	0.2	6,031,497
CoStar Group, Inc. *	42,675	0.3	6,865,981
PTC, Inc. *	178,800	0.2	6,324,156
The Ultimate Software Group, Inc. *	40,900	0.2	4,892,867
WEX, Inc. *	57,976	0.2	5,563,957
Other Securities		7.1	178,174,819

		8.2	207,853,277

Technology Hardware & Equipment 4.7%
ARRIS Group, Inc. *	172,860	0.2	4,509,917
Belden, Inc.	66,300	0.2	4,893,603
FEI Co.	62,400	0.2	4,962,048
Other Securities		4.1	104,024,308

		4.7	118,389,876

Telecommunication Services 0.7%
Other Securities		0.7	16,710,190

Transportation 1.8%
Spirit Airlines, Inc. *	90,600	0.2	5,149,704
Other Securities		1.6	39,728,947

		1.8	44,878,651

Utilities 3.2%
Cleco Corp.	90,600	0.2	4,761,030
Other Securities		3.0	74,789,397

		3.2	79,550,427

Total Common Stock
(Cost $1,658,448,442)			2,422,381,678

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Telecommunication Services 0.0%
Other Securities		0.0	213,444

Total Rights
(Cost $213,444)			213,444

Warrants 0.0% of net assets

Energy 0.0%
Other Securities		0.0	—

Total Warrants
(Cost $—)			—

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 3.3% of net assets

Time Deposits 3.1%
DNB
0.03%, 05/01/14	74,674,338	3.0	74,674,338
Other Securities		0.1	3,231,163

		3.1	77,905,501

U.S. Treasury Obligations 0.2%
Other Securities		0.2	3,999,728

Total Short-Term Investments
(Cost $81,905,229)			81,905,229

End of Investments.

See financial notes 29

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 4.9% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	122,988,021	4.9	122,988,021

Total Collateral Invested for Securities on Loan
(Cost $122,988,021)			122,988,021

End of Collateral Invested for Securities on Loan.

At 04/30/14 tax basis cost of the fund’s investments was $1,748,601,497 and the unrealized appreciation and depreciation were $874,737,824 and ($118,838,970), respectively, with a net unrealized appreciation of $755,898,854.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $213,444 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $119,586,498.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/20/14	810	91,011,600	(2,559,487)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,422,381,678	$—	$—	$2,422,381,678
Rights[1]	—	—	213,444	213,444
Warrants[1]	—	—	—	—
Short-Term Investments[1]	—	81,905,229	—	81,905,229

Total	$2,422,381,678	$81,905,229	$213,444	$2,504,500,351

Other Financial Instruments
Collateral Invested for Securities on Loan	$122,988,021	$—	$—	$122,988,021

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($2,559,487)	$—	$—	($2,559,487)

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

30 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Rights	$—	$—	$—	$213,444	$—	$—	$—	$213,444

Total	$—	$—	$—	$213,444	$—	$—	$—	$213,444

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

See financial notes 31

 Schwab Small-Cap Index Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments, at value (cost $1,740,567,115) including securities on loan of $119,586,498		$2,504,500,351
Collateral invested for securities on loan		122,988,021
Receivables:
Investments sold		1,868,075
Fund shares sold		16,602,357
Dividends		975,401
Variation margin on futures contracts		504,799
Income from securities on loan		344,957
Receivable from investment adviser		623
Interest		65
Prepaid expenses	+	23,571

Total assets		2,647,808,220

Liabilities

Collateral held for securities on loan		122,988,021
Payables:
Investments bought		5,851,560
Investment adviser and administrator fees		23,550
Shareholder service fees		5,048
Fund shares redeemed		929,451
Accrued expenses	+	168,269

Total liabilities		129,965,899

Net Assets

Total assets		2,647,808,220
Total liabilities	−	129,965,899

Net assets		$2,517,842,321

Net Assets by Source
Capital received from investors		1,725,990,449
Net investment income not yet distributed		9,379,527
Net realized capital gains		21,098,570
Net unrealized capital appreciation		761,373,775

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,517,842,321		93,884,820		$26.82

32 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $9,035)		$17,587,064
Interest		12,510
Securities on loan	+	2,100,839

Total investment income		19,700,413

Expenses

Investment adviser and administrator fees		1,847,629
Shareholder service fees		239,778
Index fee		159,276
Shareholder reports		67,648
Portfolio accounting fees		52,030
Registration fees		30,519
Transfer agent fees		29,877
Professional fees		22,770
Custodian fees		22,578
Independent trustees’ fees		9,012
Other expenses	+	22,931

Total expenses		2,504,048
Expense reduction by CSIM and its affiliates	−	410,068

Net expenses	−	2,093,980

Net investment income		17,606,433

Realized and Unrealized Gains (Losses)

Net realized gains on investments		24,787,656
Net realized gains on futures contracts		7,401,687
Net realized losses on foreign currency transactions	+	(202)

Net realized gains		32,189,141
Net change in unrealized appreciation (depreciation) on investments		26,089,836
Net change in unrealized appreciation (depreciation) on futures contracts		(5,714,948)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	17

Net change in unrealized appreciation (depreciation)	+	20,374,905

Net realized and unrealized gains		52,564,046

Increase in net assets resulting from operations		$70,170,479

See financial notes 33

 Schwab Small-Cap Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$17,606,433	$35,040,608
Net realized gains		32,189,141	103,525,565
Net change in unrealized appreciation (depreciation)	+	20,374,905	474,902,335

Increase in net assets from operations		70,170,479	613,468,508

Distributions to Shareholders

Distributions from net investment income		(26,168,327)	(39,112,389)
Distributions from net realized gains	+	(110,361,333)	(39,238,431)

Total distributions		($136,529,660)	($78,350,820)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,108,822	$277,418,798	17,519,506	$419,420,964
Shares reinvested		4,440,568	116,032,036	3,540,194	72,432,373
Shares redeemed	+	(5,810,211)	(160,602,496)	(14,685,439)	(350,359,363)

Net transactions in fund shares		8,739,179	$232,848,338	6,374,261	$141,493,974

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		85,145,641	$2,351,353,164	78,771,380	$1,674,741,502
Total increase	+	8,739,179	166,489,157	6,374,261	676,611,662

End of period		93,884,820	$2,517,842,321	85,145,641	$2,351,353,164

Net investment income not yet distributed			$9,379,527		$17,941,421

34 See financial notes

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09[1]

Per-Share Data ($)

Net asset value at beginning of period	32.53		25.80	22.92	21.57	18.50	17.08

Income (loss) from investment operations:
Net investment income (loss)	0.30		0.57	0.47	0.41	0.37	0.24
Net realized and unrealized gains (losses)	2.19		6.70	2.83	1.33	3.02	1.55

Total from investment operations	2.49		7.27	3.30	1.74	3.39	1.79
Less distributions:
Distributions from net investment income	(0.51)		(0.54)	(0.42)	(0.39)	(0.32)	(0.37)
Distributions from net realized gains	(0.15)		—	—	—	—	—

Total distributions	(0.66)		(0.54)	(0.42)	(0.39)	(0.32)	(0.37)

Net asset value at end of period	34.36		32.53	25.80	22.92	21.57	18.50

Total return (%)	7.77	[2]	28.76	14.71	8.14	18.53	10.92

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.09	0.09	0.09	0.09	0.21 [4]
Gross operating expenses	0.10	[3]	0.10	0.10	0.11	0.11	0.28
Net investment income (loss)	1.85	[3]	2.02	2.02	1.79	1.85	2.02
Portfolio turnover rate	0	[2,5]	2	3	1	3	5
Net assets, end of period ($ x 1,000,000)	3,631		3,183	2,240	1,747	1,470	1,205

* Unaudited.
1 Effective September 18, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.
5 Less than 1%.

See financial notes 35

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.0%	Common Stock	2,186,360,928	3,522,081,897
0.0%	Rights	32,982	32,760
0.0%	Warrants	—	—
2.8%	Short-Term Investments	101,893,219	101,893,219

99.8%	Total Investments	2,288,287,129	3,624,007,876
0.7%	Collateral Invested for Securities on Loan	26,681,531	26,681,531
(0.5%)	Other Assets and Liabilities, Net		(19,603,489)

100.0%	Net Assets		3,631,085,918

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 97.0% of net assets

Automobiles & Components 1.2%
Other Securities		1.2	45,014,329

Banks 5.8%
Bank of America Corp.	1,783,756	0.7	27,006,066
Citigroup, Inc.	512,528	0.7	24,555,216
JPMorgan Chase & Co.	639,144	1.0	35,779,281
Wells Fargo & Co.	808,206	1.1	40,119,346
Other Securities		2.3	83,037,153

		5.8	210,497,062

Capital Goods 8.2%
3M Co.	105,600	0.4	14,687,904
General Electric Co.	1,693,466	1.2	45,537,301
The Boeing Co.	115,500	0.4	14,901,810
United Technologies Corp.	142,168	0.5	16,822,739
Other Securities		5.7	205,907,882

		8.2	297,857,636

Commercial & Professional Supplies 1.0%
Other Securities		1.0	37,447,254

Consumer Durables & Apparel 1.5%
Other Securities		1.5	54,963,788

Consumer Services 2.1%
McDonald’s Corp.	167,109	0.5	16,941,510
Other Securities		1.6	59,608,341

		2.1	76,549,851

Diversified Financials 4.4%
American Express Co.	154,250	0.4	13,486,077
Berkshire Hathaway, Inc., Class B *	303,874	1.1	39,154,165
The Charles Schwab Corp. (a)	197,326	0.1	5,239,005
Other Securities		2.8	100,772,860

		4.4	158,652,107

Energy 9.6%
Chevron Corp.	322,239	1.1	40,447,439
ConocoPhillips	206,923	0.4	15,376,448
Exxon Mobil Corp.	729,434	2.1	74,701,336
Occidental Petroleum Corp.	134,720	0.4	12,899,440
Schlumberger Ltd.	220,660	0.6	22,408,023
Other Securities		5.0	182,252,011

		9.6	348,084,697

Food & Staples Retailing 2.0%
CVS Caremark Corp.	199,590	0.4	14,514,185
Wal-Mart Stores, Inc.	273,100	0.6	21,768,801
Other Securities		1.0	34,814,260

		2.0	71,097,246

Food, Beverage & Tobacco 4.4%
Altria Group, Inc.	336,400	0.4	13,493,004
PepsiCo, Inc.	256,958	0.6	22,070,123
Philip Morris International, Inc.	267,600	0.6	22,861,068
The Coca-Cola Co.	639,600	0.7	26,089,284
Other Securities		2.1	76,350,238

		4.4	160,863,717

Health Care Equipment & Services 4.2%
Other Securities		4.2	153,676,884

Household & Personal Products 1.9%
The Procter & Gamble Co.	457,615	1.1	37,776,118
Other Securities		0.8	29,550,652

		1.9	67,326,770

Insurance 3.1%
American International Group, Inc.	247,096	0.4	13,128,210
Other Securities		2.7	97,818,854

		3.1	110,947,064

Materials 3.8%
Other Securities		3.8	137,520,303

36 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Media 3.3%
Comcast Corp., Class A	440,004	0.6	22,774,607
The Walt Disney Co.	274,993	0.6	21,817,945
Other Securities		2.1	76,127,422

		3.3	120,719,974

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	268,105	0.4	13,962,908
Amgen, Inc.	127,468	0.4	14,244,549
Bristol-Myers Squibb Co.	277,550	0.4	13,902,480
Gilead Sciences, Inc. *	259,680	0.6	20,382,283
Johnson & Johnson	477,470	1.3	48,362,936
Merck & Co., Inc.	496,370	0.8	29,067,427
Pfizer, Inc.	1,077,401	0.9	33,701,103
Other Securities		3.4	123,900,754

		8.2	297,524,440

Real Estate 3.6%
Other Securities		3.6	130,037,439

Retailing 4.0%
Amazon.com, Inc. *	62,800	0.5	19,099,364
The Home Depot, Inc.	237,670	0.5	18,897,142
Other Securities		3.0	107,525,330

		4.0	145,521,836

Semiconductors & Semiconductor Equipment 2.2%
Intel Corp.	839,232	0.6	22,399,102
Other Securities		1.6	58,042,196

		2.2	80,441,298

Software & Services 9.4%
Facebook, Inc., Class A *	288,400	0.5	17,240,552
Google, Inc., Class A *	47,665	0.7	25,495,055
Google, Inc., Class C *	47,665	0.7	25,103,249
International Business Machines Corp.	165,210	0.9	32,458,809
Microsoft Corp.	1,274,950	1.4	51,507,980
Oracle Corp.	584,549	0.6	23,896,363
Visa, Inc., Class A	85,600	0.5	17,343,416
Other Securities		4.1	148,966,618

		9.4	342,012,042

Technology Hardware & Equipment 5.8%
Apple, Inc.	150,600	2.5	88,867,554
Cisco Systems, Inc.	869,509	0.6	20,094,353
QUALCOMM, Inc.	285,400	0.6	22,463,834
Other Securities		2.1	77,822,226

		5.8	209,247,967

Telecommunication Services 2.2%
AT&T, Inc.	878,856	0.9	31,375,159
Verizon Communications, Inc.	698,972	0.9	32,662,962
Other Securities		0.4	14,112,541

		2.2	78,150,662

Transportation 2.0%
Union Pacific Corp.	76,900	0.4	14,644,067
Other Securities		1.6	59,828,568

		2.0	74,472,635

Utilities 3.1%
Other Securities		3.1	113,454,896

Total Common Stock
(Cost $2,186,360,928)			3,522,081,897

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Technology Hardware & Equipment 0.0%
Other Securities		0.0	—

Telecommunication Services 0.0%
Other Securities		0.0	32,760

Total Rights
(Cost $32,982)			32,760

Warrants 0.0% of net assets

Energy 0.0%
Other Securities		0.0	—

Total Warrants
(Cost $—)			—

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 2.8% of net assets

Time Deposit 2.6%
Australia & New Zealand Banking Group Ltd.
0.03%, 05/01/14	95,893,627	2.6	95,893,627

U.S. Treasury Obligation 0.2%
Other Securities		0.2	5,999,592

Total Short-Term Investments
(Cost $101,893,219)			101,893,219

End of Investments.

See financial notes 37

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.7% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	26,681,531	0.7	26,681,531

Total Collateral Invested for Securities on Loan
(Cost $26,681,531)			26,681,531

End of Collateral Invested for Securities on Loan.

At 04/30/14 tax basis cost of the fund’s investments was $2,302,453,550 and the unrealized appreciation and depreciation were $1,391,997,727 and ($70,443,401), respectively, with a net unrealized appreciation of $1,321,554,326.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $32,760 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $26,212,591.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.
(g)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/14:

			Unrealized
		Contract	Appreciation
	Number of	Value	(Depreciation)
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/20/14	140	15,730,400	(387,687)
S&P 500 Index, e-mini, Long, expires 06/20/14	960	90,139,200	1,414,538

Net Unrealized Appreciation			1,026,851

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$3,522,081,897	$—	$—	$3,522,081,897
Rights[1]	—	—	32,760	32,760
Warrants[1]	—	—	—	—
Short-Term Investments[1]	—	101,893,219	—	101,893,219

Total	$3,522,081,897	$101,893,219	$32,760	$3,624,007,876

Other Financial Instruments
Collateral Invested for Securities on Loan	$26,681,531	$—	$—	$26,681,531
Futures Contracts[2]	1,414,538	—	—	1,414,538

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($387,687)	$—	$—	($387,687)

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

38 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Rights	$—	$—	$—	$32,760	$—	$—	$—	$32,760

Total	$—	$—	$—	$32,760	$—	$—	$—	$32,760

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

See financial notes 39

 Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments in affiliated issuers, at value (cost $3,791,179)		$5,239,005
Investments in unaffiliated issuers, at value (cost $2,284,495,950) including securities on loan of $26,212,591	+	3,618,768,871

Total investments, at value (cost $2,288,287,129)		3,624,007,876
Collateral invested for securities on loan		26,681,531
Receivables:
Investments sold		2,731,383
Fund shares sold		4,014,474
Dividends		2,868,059
Variation margin on futures contracts		369,725
Income from securities on loan		66,654
Interest		80
Prepaid expenses	+	25,664

Total assets		3,660,765,446

Liabilities

Collateral held for securities on loan		26,681,531
Payables:
Investment adviser and administrator fees		17,157
Shareholder service fees		7,754
Fund shares redeemed		2,901,999
Accrued expenses	+	71,087

Total liabilities		29,679,528

Net Assets

Total assets		3,660,765,446
Total liabilities	−	29,679,528

Net assets		$3,631,085,918

Net Assets by Source
Capital received from investors		2,275,969,005
Net investment income not yet distributed		20,811,481
Net realized capital losses		(2,442,166)
Net unrealized capital appreciation		1,336,747,598

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$3,631,085,918		105,672,883		$34.36

40 See financial notes

 Schwab Total Stock Market Index Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends received from affiliated issuer		$22,437
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $919)		32,563,922
Interest		13,479
Securities on loan	+	363,101

Total investment income		32,962,939

Expenses

Investment adviser and administrator fees		1,018,417
Shareholder service fees		327,012
Portfolio accounting fees		62,909
Shareholder reports		46,966
Transfer agent fees		43,940
Registration fees		40,239
Custodian fees		33,159
Professional fees		24,789
Independent trustees’ fees		11,121
Other expenses	+	30,671

Total expenses		1,639,223
Expense reduction by CSIM and its affiliates	−	111,598

Net expenses	−	1,527,625

Net investment income		31,435,314

Realized and Unrealized Gains (Losses)

Net realized gains on unaffiliated investments		6,681,513
Net realized gains on futures contracts	+	7,664,313

Net realized gains		14,345,826
Net change in unrealized appreciation (depreciation) on affiliated issuer		703,130
Net change in unrealized appreciation (depreciation) on unaffiliated investments		207,471,017
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,581,686)

Net change in unrealized appreciation (depreciation)	+	206,592,461

Net realized and unrealized gains		220,938,287

Increase in net assets resulting from operations		$252,373,601

See financial notes 41

 Schwab Total Stock Market Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$31,435,314	$54,198,628
Net realized gains		14,345,826	18,230,467
Net change in unrealized appreciation (depreciation)	+	206,592,461	606,599,386

Increase in net assets from operations		252,373,601	679,028,481

Distributions to Shareholders

Distributions from net investment income		(50,022,427)	(47,503,974)
Distributions from net realized gains	+	(14,754,888)	—

Total distributions		($64,777,315)	($47,503,974)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,017,321	$468,560,747	26,862,706	$768,188,272
Shares reinvested		1,242,275	40,088,226	1,519,219	38,800,859
Shares redeemed	+	(7,446,363)	(248,546,232)	(17,343,333)	(494,804,875)

Net transactions in fund shares		7,813,233	$260,102,741	11,038,592	$312,184,256

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		97,859,650	$3,183,386,891	86,821,058	$2,239,678,128
Total increase	+	7,813,233	447,699,027	11,038,592	943,708,763

End of period		105,672,883	$3,631,085,918	97,859,650	$3,183,386,891

Net investment income not yet distributed			$20,811,481		$39,398,594

42 See financial notes

Schwab International Index Fund®

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09[1]

Per-Share Data ($)

Net asset value at beginning of period	19.92		16.32	16.02	17.31	16.26	13.95

Income (loss) from investment operations:
Net investment income (loss)	0.39		0.49	0.57	0.57	0.48	0.37
Net realized and unrealized gains (losses)	0.52		3.69	0.33	(1.38)	1.01	2.58

Total from investment operations	0.91		4.18	0.90	(0.81)	1.49	2.95
Less distributions:
Distributions from net investment income	(0.51)		(0.58)	(0.60)	(0.48)	(0.44)	(0.64)

Net asset value at end of period	20.32		19.92	16.32	16.02	17.31	16.26

Total return (%)	4.73	[2]	26.40	6.07	(4.83)	9.31	22.55

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	[3]	0.19	0.19	0.19	0.19	0.32 [4]
Gross operating expenses	0.22	[3]	0.23	0.23	0.21	0.22	0.41
Net investment income (loss)	4.08	[3]	2.88	3.66	3.26	2.88	2.92
Portfolio turnover rate	1	[2]	5	31 [5]	10	13	21
Net assets, end of period ($ x 1,000,000)	2,499		2,205	1,415	1,375	1,471	1,369

* Unaudited.
1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.
5 Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 20, 2011.

See financial notes 43

 Schwab International Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Common Stock	1,795,245,659	2,420,335,392
0.6%	Preferred Stock	9,585,888	15,506,942
0.0%	Rights	429,850	617,551
0.0%	Warrants	—	15,968
0.4%	Other Investment Company	8,089,400	9,564,800
1.8%	Short-Term Investments	43,356,422	43,356,422

99.6%	Total Investments	1,856,707,219	2,489,397,075
1.6%	Collateral Invested for Securities on Loan	39,582,384	39,582,384
(1.2%)	Other Assets and Liabilities, Net		(29,524,528)

100.0%	Net Assets		2,499,454,931

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 96.8% of net assets

Australia 7.8%
Australia & New Zealand Banking Group Ltd.	499,603	0.7	16,066,120
BHP Billiton Ltd.	584,822	0.8	20,595,440
Commonwealth Bank of Australia	293,519	0.9	21,591,519
National Australia Bank Ltd.	427,816	0.6	14,086,858
Westpac Banking Corp.	566,132	0.7	18,543,378
Other Securities		4.1	103,263,396

		7.8	194,146,711

Austria 0.3%
Other Securities		0.3	6,602,869

Belgium 1.2%
Anheuser-Busch InBev N.V.	146,333	0.6	15,949,688
Other Securities		0.6	13,912,924

		1.2	29,862,612

Denmark 1.3%
Novo Nordisk A/S, Class B	362,601	0.7	16,457,003
Other Securities		0.6	16,278,357

		1.3	32,735,360

Finland 0.9%
Other Securities		0.9	21,463,336

France 10.2%
BNP Paribas S.A.	181,285	0.5	13,622,564
Sanofi	217,578	0.9	23,480,983
Total S.A.	389,505	1.1	27,866,807
Other Securities		7.7	191,155,264

		10.2	256,125,618

Germany 8.6%
Allianz SE - Reg’d	83,125	0.6	14,466,231
BASF SE	167,247	0.8	19,401,607
Bayer AG - Reg’d	150,580	0.8	20,936,895
Daimler AG - Reg’d	175,310	0.7	16,321,207
SAP AG	167,775	0.5	13,560,752
Siemens AG - Reg’d	144,381	0.8	19,046,775
Other Securities		4.4	110,291,414

		8.6	214,024,881

Hong Kong 2.7%
AIA Group Ltd.	2,193,200	0.4	10,666,833
Other Securities		2.3	57,271,881

		2.7	67,938,714

Ireland 0.3%
Other Securities		0.3	7,957,135

Israel 0.5%
Other Securities		0.5	12,246,563

Italy 2.6%
Eni S.p.A.	463,229	0.5	11,997,314
Other Securities		2.1	52,523,575

		2.6	64,520,889

Japan 18.5%
Honda Motor Co., Ltd.	296,839	0.4	9,850,503
Mitsubishi UFJ Financial Group, Inc.	2,321,209	0.5	12,347,657
SoftBank Corp.	174,900	0.5	13,026,201
Toyota Motor Corp.	502,303	1.1	27,138,502
Other Securities		16.0	400,064,693

		18.5	462,427,556

Netherlands 2.6%
ING Groep N.V. CVA *	699,136	0.4	9,994,047
Unilever N.V. CVA	296,626	0.5	12,719,650
Other Securities		1.7	42,102,562

		2.6	64,816,259

44 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

New Zealand 0.1%
Other Securities		0.1	3,286,806

Norway 0.8%
Other Securities		0.8	20,747,711

Portugal 0.2%
Other Securities		0.2	4,712,809

Singapore 1.4%
Other Securities		1.4	36,148,396

Spain 3.5%
Banco Bilbao Vizcaya Argentaria S.A.	1,074,233	0.5	13,232,117
Banco Santander S.A.	2,156,646	0.9	21,449,283
Telefonica S.A.	745,834	0.5	12,516,669
Other Securities		1.6	40,395,618

		3.5	87,593,687

Sweden 3.2%
Other Securities		3.2	79,192,016

Switzerland 9.0%
Cie Financiere Richemont S.A.	95,052	0.4	9,670,591
Nestle S.A. - Reg’d	587,209	1.8	45,382,016
Novartis AG - Reg’d	418,859	1.5	36,412,459
Roche Holding AG	127,931	1.5	37,528,058
UBS AG - Reg’d *	664,575	0.5	13,898,831
Other Securities		3.3	83,065,479

		9.0	225,957,434

United Kingdom 21.1%
AstraZeneca plc	228,601	0.7	18,044,527
Barclays plc	2,785,700	0.5	11,895,058
BG Group plc	620,762	0.5	12,557,585
BHP Billiton plc	384,591	0.5	12,485,505
BP plc	3,395,901	1.1	28,671,972
British American Tobacco plc	343,981	0.8	19,863,158
Diageo plc	457,073	0.6	14,004,623
GlaxoSmithKline plc	885,286	1.0	24,460,922
Glencore Xstrata plc	1,932,125	0.4	10,425,291
HSBC Holdings plc	3,413,951	1.4	34,882,423
Lloyds Banking Group plc *	9,096,859	0.5	11,600,428
Prudential plc	466,031	0.4	10,713,636
Rio Tinto plc	231,511	0.5	12,586,716
Royal Dutch Shell plc, A Shares	702,997	1.1	27,792,423
Royal Dutch Shell plc, B Shares	451,454	0.8	19,169,183
Unilever plc	233,707	0.4	10,454,428
Vodafone Group plc	4,813,579	0.7	18,275,268
Other Securities		9.2	229,944,884

		21.1	527,828,030

Total Common Stock
(Cost $1,795,245,659)			2,420,335,392

Preferred Stock 0.6% of net assets

Germany 0.6%
Other Securities		0.6	15,429,254

United Kingdom 0.0%
Other Securities		0.0	77,688

Total Preferred Stock
(Cost $9,585,888)			15,506,942

Rights 0.0% of net assets

Australia 0.0%
Other Securities		0.0	8,631

Spain 0.0%
Other Securities		0.0	439,614

United Kingdom 0.0%
Other Securities		0.0	169,306

Total Rights
(Cost $429,850)			617,551

Warrants 0.0% of net assets

Hong Kong 0.0%
Other Securities		0.0	15,968

Total Warrants
(Cost $—)			15,968

Other Investment Company 0.4% of net assets

United States 0.4%
Other Securities		0.4	9,564,800

Total Other Investment Company
(Cost $8,089,400)			9,564,800

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 1.8% of net assets

Time Deposits 1.6%
DNB
0.03%, 05/01/14	37,460,427	1.5	37,460,427
Other Securities		0.1	1,796,269

		1.6	39,256,696

See financial notes 45

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

U.S. Treasury Obligation 0.2%
Other Securities		0.2	4,099,726

Total Short-Term Investments
(Cost $43,356,422)			43,356,422

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 1.6% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	39,582,384	1.6	39,582,384

Total Collateral Invested for Securities on Loan
(Cost $39,582,384)			39,582,384

End of Collateral Invested for Securities on Loan.

At 04/30/14, the tax basis cost of the fund’s investments was $1,865,329,188 and the unrealized appreciation and depreciation were $724,768,165 and ($100,700,278), respectively, with a net unrealized appreciation of $624,067,887.

At 04/30/14, the values of certain foreign securities held by the fund aggregating $2,410,064,032 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $37,263,952.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $541,901 or 0.0% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange traded fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 06/20/14	410	39,448,150	1,294,344

46 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$750,128,722	$—	$750,128,722
Australia	391,933	192,005,698	1,749,080	194,146,711
Austria	612,967	5,989,902	—	6,602,869
Belgium	551,565	29,311,047	—	29,862,612
Denmark	1,371,835	31,363,525	—	32,735,360
Finland	1,176,348	20,286,988	—	21,463,336
France	4,923,878	251,201,740	—	256,125,618
Germany	527,512	213,497,369	—	214,024,881
Hong Kong	994,572	66,944,142	—	67,938,714
Ireland	2,153,251	5,803,884	—	7,957,135
Netherlands	706,051	64,110,208	—	64,816,259
Norway	647,168	20,100,543	—	20,747,711
Switzerland	2,544,424	223,413,010	—	225,957,434
United Kingdom	7,350,030	520,478,000	—	527,828,030
Preferred Stock[1]	—	15,429,254	—	15,429,254
United Kingdom	—	—	77,688	77,688
Rights
Australia	—	—	8,631	8,631
Spain	—	—	439,614	439,614
United Kingdom	169,306	—	—	169,306
Warrants[1]	15,968	—	—	15,968
Other Investment Company[1]	9,564,800	—	—	9,564,800
Short-Term Investments[1]	—	43,356,422	—	43,356,422

Total	$33,701,608	$2,453,420,454	$2,275,013	$2,489,397,075

Other Financial Instruments
Collateral Invested for Securities on Loan	$39,582,384	$—	$—	$39,582,384
Futures Contracts[2]	1,294,344	—	—	1,294,344

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
Australia	$—	$—	$15,721	$233,905	$—	$1,499,454	$—	$1,749,080
Preferred Stock
United Kingdom	41,914	460	837	77,200	(42,723)	—	—	77,688
Rights
Australia	—	—	8,631	—	—	—	—	8,631
Spain	389,200	—	(7,788)	429,850	(371,648)	—	—	439,614

Total	$431,114	$460	$17,401	$740,955	($414,371)	$1,499,454	$—	$2,275,013

See financial notes 47

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2014 was $30,657.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014. The transfers in the amount of $12,437,479 and $11,946,901 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers in or out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

48 See financial notes

 Schwab International Index Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments, at value (cost $1,856,707,219) including securities on loan of $37,263,952		$2,489,397,075
Foreign currency, at value (cost $285)		304
Collateral invested for securities on loan		39,582,384
Receivables:
Investments sold		152,638
Dividends		9,257,079
Fund shares sold		5,749,417
Foreign tax reclaims		2,049,845
Income from securities on loan		306,632
Variation margin on futures contracts		153,525
Interest		31
Prepaid expenses	+	23,450

Total assets		2,546,672,380

Liabilities

Collateral held for securities on loan		39,582,384
Payables:
Investment adviser and administrator fees		23,506
Shareholder service fees		5,349
Fund shares redeemed		7,483,642
Accrued expenses	+	122,568

Total liabilities		47,217,449

Net Assets

Total assets		2,546,672,380
Total liabilities	−	47,217,449

Net assets		$2,499,454,931

Net Assets by Source
Capital received from investors		1,863,881,846
Net investment income not yet distributed		25,470,280
Net realized capital losses		(23,973,126)
Net unrealized capital appreciation		634,075,931

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,499,454,931		123,026,091		$20.32

See financial notes 49

 Schwab International Index Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $3,609,985)		$48,676,615
Interest		11,616
Securities on loan	+	541,478

Total investment income		49,229,709

Expenses

Investment adviser and administrator fees		1,728,380
Shareholder service fees		225,057
Custodian fees		210,614
Index fee		192,465
Portfolio accounting fees		57,741
Registration fees		40,221
Shareholder reports		39,794
Transfer agent fees		30,518
Professional fees		26,969
Independent trustees’ fees		8,563
Interest expense		1,680
Other expenses	+	29,955

Total expenses		2,591,957
Expense reduction by CSIM and its affiliates	−	400,995

Net expenses	−	2,190,962

Net investment income		47,038,747

Realized and Unrealized Gains (Losses)

Net realized gains on investments		293,859
Net realized gains on futures contracts		4,407,303
Net realized losses on foreign currency transactions	+	(37,762)

Net realized gains		4,663,400
Net change in unrealized appreciation (depreciation) on investments		60,029,367
Net change in unrealized appreciation (depreciation) on futures contracts		(1,123,492)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	29,329

Net change in unrealized appreciation (depreciation)	+	58,935,204

Net realized and unrealized gains		63,598,604

Increase in net assets resulting from operations		$110,637,351

50 See financial notes

 Schwab International Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$47,038,747	$50,514,341
Net realized gains		4,663,400	6,801,009
Net change in unrealized appreciation (depreciation)	+	58,935,204	355,342,477

Increase in net assets from operations		110,637,351	412,657,827

Distributions to Shareholders

Distributions from net investment income		($56,954,638)	($50,551,708)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		17,267,103	$340,238,495	36,208,819	$648,488,445
Shares reinvested		2,382,491	45,076,723	2,784,477	45,581,882
Shares redeemed	+	(7,283,521)	(144,205,816)	(15,012,168)	(266,487,088)

Net transactions in fund shares		12,366,073	$241,109,402	23,981,128	$427,583,239

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		110,660,018	$2,204,662,816	86,678,890	$1,414,973,458
Total increase	+	12,366,073	294,792,115	23,981,128	789,689,358

End of period		123,026,091	$2,499,454,931	110,660,018	$2,204,662,816

Net investment income not yet distributed			$25,470,280		$35,386,171

See financial notes 51

 Schwab Equity Index Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the “trusts”) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2035 Fund
Schwab S&P 500 Index Fund	Schwab Target 2040 Fund
Schwab Small-Cap Index Fund	Schwab Target 2045 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2050 Fund
Schwab International Index Fund	Schwab Target 2055 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental US Large Company Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack Balanced Portfolio	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Conservative Portfolio	Schwab Fundamental International Small Company Index Fund
Laudus Small-Cap MarketMasters Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Laudus International MarketMasters Fund	Schwab Monthly Income Fund – Moderate Payout
Schwab Balanced Fund	Schwab Monthly Income Fund – Enhanced Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund – Maximum Payout
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund	Schwab Investments (organized October 26, 1990)
Schwab Small-Cap Equity Fund	Schwab 1000 Index Fund
Schwab Hedged Equity Fund	Schwab Short-Term Bond Market Fund
Schwab Financial Services Fund	Schwab Intermediate-Term Bond Fund
Schwab Health Care Fund	Schwab Total Bond Market Fund
Schwab International Core Equity Fund	Schwab GNMA Fund
Schwab Target 2010 Fund	Schwab Treasury Inflation Protected Securities Index Fund
Schwab Target 2015 Fund	Schwab Tax-Free Bond Fund
Schwab Target 2020 Fund	Schwab California Tax-Free Bond Fund
Schwab Target 2025 Fund	Schwab Global Real Estate Fund
Schwab Target 2030 Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of April 30, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Foreign Currency Exchange Contracts: Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including agent fees associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The values of the securities on loan and the related cash collateral are disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities for each fund. The following table presents the non-cash collateral as of April 30, 2014:

Non-Cash
Collateral Received

Schwab 1000 Index Fund	$4,784,437

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forward position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund’s operating expenses.

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2014, if any, are reflected in the funds’ Statements of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that investors could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Tracking Error Risk. As an index fund, each fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error”. Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Investment Style Risk. Each fund invests in companies measured by its respective index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance may be below that of the index.

A significant percentage of an index may be composed of securities in a single industry or sector of the economy. If a fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Sampling Index Tracking Risk. If a fund uses a sampling method, the fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in its benchmark index.

Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country, or asset class.

Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — a fund’s performance also will lag those investments.

Large- Mid Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — bonds or small-cap stocks, for instance — a fund’s performance also will lag those investments.

Foreign Investment Risk. A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategies. These risks may be heightened in connection with investments in emerging markets. Foreign securities also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), which are depositary receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading markets; and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

Geographic Risk. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.

Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Security Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and each trust.

For its advisory and administrative services to the Schwab 1000 Index Fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Schwab
1000
% of Average Daily Net Assets	Index Fund

First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%

For its advisory and administrative services to the other funds discussed in this report, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Schwab
Schwab	Schwab	Total Stock	Schwab
S&P 500	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund

0.06%	0.15%	0.06%	0.15%

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.02%	0.10%	0.02%	0.02%	0.02%

Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.09%	0.29%	0.17%	0.09%	0.19%

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The table below shows funds with investment activities involving The Charles Schwab Corporation shares during the report period:

	Balance			Balance		Realized	Dividends
	of Shares			of Shares	Market	Gains (Losses)	Received
	Held at	Gross	Gross	Held at	Value at	11/01/13	11/01/13
Fund	10/31/13	Purchases	Sales	04/30/14	04/30/14	to 04/30/14	to 04/30/14

Schwab S&P 500 Index Fund	1,232,381	35,200	—	1,267,581	$33,654,276	$—	$147,886
Schwab 1000 Index Fund	367,065	—	—	367,065	9,745,576	—	44,048
Schwab Total Stock Market Index Fund	182,326	15,000	—	197,326	5,239,005	—	22,437

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab Funds as of April 30, 2014, as applicable:

	Underlying Funds
					Schwab
	Schwab		Schwab	Schwab	Total Stock	Schwab
	S&P 500		1000	Small-Cap	Market	International
	Index Fund		Index Fund	Index Fund	Index Fund	Index Fund

Schwab MarketTrack All Equity Portfolio	1.5%		—%	6.1%	—%	7.3%
Schwab MarketTrack Growth Portfolio	1.5%		—%	5.7%	—%	5.8%
Schwab MarketTrack Balanced Portfolio	0.8%		—%	3.1%	—%	3.2%
Schwab MarketTrack Conservative Portfolio	0.2%		—%	0.9%	—%	0.9%
Schwab MarketTrack Growth Portfolio II	0.1%		0.1%	0.3%	—%	0.3%
Schwab Target 2010 Fund	0.0%	*	—%	—%	—%	—%
Schwab Target 2015 Fund	0.0%	*	—%	—%	—%	—%
Schwab Target 2020 Fund	0.2%		—%	—%	—%	—%
Schwab Target 2025 Fund	0.2%		—%	—%	—%	—%
Schwab Target 2030 Fund	0.4%		—%	—%	—%	—%
Schwab Target 2035 Fund	0.2%		—%	—%	—%	—%
Schwab Target 2040 Fund	0.5%		—%	—%	—%	—%
Schwab Target 2045 Fund	0.0%	*	—%	—%	—%	—%
Schwab Target 2050 Fund	0.0%	*	—%	—%	—%	—%
Schwab Target 2055 Fund	0.0%	*	—%	—%	—%	—%

*	Less than 0.1%

Certain other related parties may own shares of Schwab funds in this report. As of April 30, 2014, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab Small Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund were 2.6%, 6.5% and 3.8%, respectively.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the funds’ Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:

Certain funds entered into equity index futures contracts during the report period. The funds invested in futures to equitize available cash. The fair value and variation margin for futures contracts held at April 30, 2014 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized/unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:

	Contract Values	Number of Contracts

Schwab S&P 500 Index Fund	$477,006,642	5,195
Schwab 1000 Index Fund	34,186,625	373
Schwab Small-Cap Index Fund	76,366,792	666
Schwab Total Stock Market Index Fund	84,851,742	896
Schwab International Index Fund	59,401,850	628

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2014, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab S&P 500 Index Fund	$488,673,397	$117,410,171
Schwab 1000 Index Fund	140,526,171	201,070,167
Schwab Small-Cap Index Fund	158,832,087	30,888,998
Schwab Total Stock Market Index Fund	245,589,545	16,202,338
Schwab International Index Fund	256,108,251	19,109,276

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/13-4/30/14)	(11/1/12-10/31/13)

Schwab S&P 500 Index Fund	$97,608	$199,433
Schwab 1000 Index Fund	21,714	43,102
Schwab Small-Cap Index Fund	16,952	22,392
Schwab Total Stock Market Index Fund	39,408	45,887
Schwab International Index Fund	12,252	17,950

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2013, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
Expiration Date	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

October 31, 2014	$109,256,533	$—	$—	$—	$—
October 31, 2015	89,645,092	—	—	—	—
October 31, 2016	77,879,594	—	—	—	—
October 31, 2017	20,049,252	—	—	—	17,391,687

Total	$296,830,471	$—	$—	$—	$17,391,687

For the year ended October 31, 2013, the funds had capital losses utilized and capital losses expired as follows:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital losses utilized	$67,871,433	$—	$—	$7,116,259	$8,898,651
Capital losses expired	50,785,672	—	—	—	—

As of October 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2013, the funds did not incur any interest or penalties.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993 and Schwab Investments since 1991.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust and Schwab Investments since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust and Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust and Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust and Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Capital Trust and Schwab Investments since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Capital Trust and Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Treasury Bills 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

Dow Jones U.S. Total Stock Market Index An index that measures the performance of all U.S. equity securities with readily available prices.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

restricted and illiquid securities Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of1933 (the “1933 Act”), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

Schwab 1000 Index An index that represents the performance of the largest 1,000 publicly traded companies in the United States.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13562-18
00118055

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.

 Schwab 1000 Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Common Stock	1,968,379,173	6,153,539,781
0.7%	Other Investment Company	44,979,602	44,979,602
0.1%	Short-Term Investment	2,579,839	2,579,839

100.4%	Total Investments	2,015,938,614	6,201,099,222
0.3%	Collateral Invested for Securities on Loan	21,473,000	21,473,000
(0.7%)	Other Assets and Liabilities, Net		(44,305,219)

100.0%	Net Assets		6,178,267,003

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Automobiles & Components 1.3%
Autoliv, Inc.	32,400	3,304,152
BorgWarner, Inc.	74,596	4,635,395
Dana Holding Corp.	50,100	1,060,617
Delphi Automotive plc	89,000	5,948,760
Ford Motor Co.	1,272,487	20,550,665
General Motors Co.	414,900	14,305,752
Gentex Corp.	48,772	1,398,293
Harley-Davidson, Inc.	66,292	4,901,631
Johnson Controls, Inc.	209,054	9,436,698
Lear Corp.	26,700	2,217,702
Tenneco, Inc. *	19,600	1,173,452
Tesla Motors, Inc. *	26,400	5,488,296
The Goodyear Tire & Rubber Co.	83,100	2,094,120
TRW Automotive Holdings Corp. *	35,300	2,836,355
Visteon Corp. *	17,500	1,519,175

		80,871,063

Banks 5.6%
Bank of America Corp.	3,383,941	51,232,867
BankUnited, Inc.	16,900	557,531
BB&T Corp.	228,600	8,533,638
BOK Financial Corp.	8,900	582,238
CIT Group, Inc.	68,200	2,936,010
Citigroup, Inc.	975,256	46,724,515
City National Corp.	15,532	1,127,157
Comerica, Inc.	60,628	2,924,695
Commerce Bancshares, Inc.	25,381	1,103,566
Cullen/Frost Bankers, Inc.	16,900	1,291,329
East West Bancorp, Inc.	36,300	1,252,713
Fifth Third Bancorp	286,884	5,912,679
First Niagara Financial Group, Inc.	118,300	1,055,236
First Republic Bank	40,200	2,040,552
FirstMerit Corp.	53,100	1,029,609
Hudson City Bancorp, Inc.	146,840	1,462,526
Huntington Bancshares, Inc.	241,998	2,216,702
Investors Bancorp, Inc.	18,600	497,178
JPMorgan Chase & Co.	1,212,578	67,880,116
KeyCorp	298,614	4,073,095
M&T Bank Corp.	40,143	4,897,847
New York Community Bancorp, Inc.	149,882	2,309,682
Ocwen Financial Corp. *	38,000	1,440,200
People’s United Financial, Inc.	103,793	1,482,164
Prosperity Bancshares, Inc.	15,900	938,100
Regions Financial Corp.	427,606	4,335,925
Signature Bank *	15,700	1,865,474
SunTrust Banks, Inc.	175,193	6,702,884
SVB Financial Group *	14,900	1,589,681
Synovus Financial Corp.	312,600	1,003,446
TFS Financial Corp. *	27,300	365,547
The PNC Financial Services Group, Inc.	172,234	14,474,545
U.S. Bancorp	581,905	23,730,086
Wells Fargo & Co.	1,532,396	76,068,138
Zions Bancorp	63,198	1,827,686

		347,465,357

Capital Goods 8.5%
3M Co.	201,554	28,034,146
A.O. Smith Corp.	25,400	1,187,704
Acuity Brands, Inc.	14,300	1,781,351
AGCO Corp.	24,200	1,347,940
Air Lease Corp.	22,700	814,249
Allegion plc	28,700	1,416,345
Alliant Techsystems, Inc.	10,200	1,471,044
Allison Transmission Holdings, Inc.	27,000	805,680
AMETEK, Inc.	81,705	4,307,488
Armstrong World Industries, Inc. *	12,500	657,000
B/E Aerospace, Inc. *	31,700	2,782,309
Carlisle Cos., Inc.	20,736	1,705,536
Caterpillar, Inc.	206,096	21,722,518
Chicago Bridge & Iron Co., N.V.	36,508	2,923,196
Colfax Corp. *	27,300	1,965,054
Crane Co.	16,384	1,191,608
Cummins, Inc.	55,792	8,416,223
Curtiss-Wright Corp.	15,200	971,888
Danaher Corp.	193,840	14,223,979
Deere & Co.	118,346	11,046,416
DigitalGlobe, Inc. *	22,000	655,160
Donaldson Co., Inc.	43,500	1,830,915
Dover Corp.	53,237	4,599,677
Eaton Corp. plc	153,801	11,172,105
Emerson Electric Co.	225,728	15,390,135
EnerSys, Inc.	15,200	1,027,216
Esterline Technologies Corp. *	10,100	1,101,102
Exelis, Inc.	60,600	1,123,524
Fastenal Co.	91,400	4,577,312
Flowserve Corp.	43,023	3,142,830
Fluor Corp.	53,458	4,046,771

See financial notes 7

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fortune Brands Home & Security, Inc.	52,900	2,108,065
Generac Holdings, Inc.	22,000	1,295,360
General Dynamics Corp.	104,144	11,398,561
General Electric Co.	3,212,602	86,386,868
Graco, Inc.	20,294	1,471,315
HD Supply Holdings, Inc. *	16,000	412,480
HEICO Corp.	18,906	1,045,880
Hexcel Corp. *	33,500	1,396,615
Honeywell International, Inc.	250,199	23,243,487
Hubbell, Inc., Class B	16,932	1,993,235
Huntington Ingalls Industries, Inc.	16,200	1,668,600
IDEX Corp.	28,406	2,118,235
Illinois Tool Works, Inc.	124,604	10,619,999
Ingersoll-Rand plc	82,400	4,927,520
ITT Corp.	30,300	1,307,142
Jacobs Engineering Group, Inc. *	44,056	2,542,031
Joy Global, Inc.	35,708	2,156,049
KBR, Inc.	50,600	1,283,722
Kennametal, Inc.	26,698	1,247,598
L-3 Communications Holdings, Inc.	28,474	3,285,045
Lennox International, Inc.	15,000	1,257,450
Lincoln Electric Holdings, Inc.	22,200	1,483,182
Lockheed Martin Corp.	87,364	14,339,927
Masco Corp.	121,636	2,443,667
Moog, Inc., Class A *	14,600	955,570
MRC Global, Inc. *	26,000	758,940
MSC Industrial Direct Co., Inc., Class A	15,558	1,416,711
Navistar International Corp. *	21,700	823,081
Nordson Corp.	18,000	1,338,300
Northrop Grumman Corp.	67,832	8,242,266
Oshkosh Corp.	23,600	1,310,036
Owens Corning	28,800	1,176,480
PACCAR, Inc.	113,889	7,286,618
Pall Corp.	36,233	3,049,007
Parker Hannifin Corp.	48,553	6,160,405
Pentair Ltd.	62,995	4,679,899
Precision Castparts Corp.	45,801	11,591,775
Quanta Services, Inc. *	72,100	2,543,688
Raytheon Co.	101,890	9,728,457
Regal-Beloit Corp.	14,400	1,076,112
Rockwell Automation, Inc.	42,649	5,082,908
Rockwell Collins, Inc.	40,653	3,156,705
Roper Industries, Inc.	32,591	4,528,519
Sensata Technologies Holding N.V. *	41,500	1,762,505
Snap-on, Inc.	19,750	2,291,000
SolarCity Corp. *(b)	10,800	575,100
Spirit AeroSystems Holdings, Inc., Class A *	37,400	1,123,122
SPX Corp.	12,614	1,284,610
Stanley Black & Decker, Inc.	47,541	4,083,296
Teledyne Technologies, Inc. *	12,600	1,170,036
Terex Corp.	37,282	1,613,938
Textron, Inc.	94,538	3,866,604
The Babcock & Wilcox Co.	39,500	1,374,205
The Boeing Co.	217,589	28,073,333
The Manitowoc Co., Inc.	43,400	1,379,252
The Middleby Corp. *	6,100	1,540,128
The Timken Co.	21,394	1,349,534
The Toro Co.	19,200	1,219,968
TransDigm Group, Inc.	15,200	2,703,624
Trinity Industries, Inc.	26,900	2,019,114
Triumph Group, Inc.	16,900	1,095,289
United Rentals, Inc. *	31,467	2,952,549
United Technologies Corp.	270,303	31,984,954
URS Corp.	18,300	862,296
USG Corp. *	29,200	871,912
Valmont Industries, Inc.	7,600	1,131,716
W.W. Grainger, Inc.	19,476	4,954,694
WABCO Holdings, Inc. *	18,000	1,926,180
Wabtec Corp.	32,600	2,430,330
Watsco, Inc.	9,700	998,227
WESCO International, Inc. *	14,400	1,264,032
Xylem, Inc.	62,800	2,360,652

		524,038,131

Commercial & Professional Supplies 0.8%
Cintas Corp.	33,310	1,962,958
Clean Harbors, Inc. *	16,200	972,000
Copart, Inc. *	36,074	1,308,404
Equifax, Inc.	41,200	2,917,372
IHS, Inc., Class A *	20,000	2,412,600
Iron Mountain, Inc.	57,693	1,640,789
KAR Auction Services, Inc.	44,400	1,322,232
Manpowergroup, Inc.	21,791	1,772,480
Nielsen Holdings N.V.	82,100	3,854,595
Pitney Bowes, Inc.	67,841	1,818,139
R.R. Donnelley & Sons Co.	58,400	1,027,840
Republic Services, Inc.	81,681	2,866,186
Robert Half International, Inc.	37,291	1,670,637
Rollins, Inc.	21,900	658,752
Stericycle, Inc. *	28,898	3,364,883
The ADT Corp. (b)	54,700	1,654,128
The Dun & Bradstreet Corp.	13,625	1,509,105
Towers Watson & Co., Class A	20,900	2,345,398
Tyco International Ltd.	149,600	6,118,640
Verisk Analytics, Inc., Class A *	47,800	2,872,302
Waste Connections, Inc.	37,900	1,692,614
Waste Management, Inc.	142,677	6,341,993

		52,104,047

Consumer Durables & Apparel 1.5%
Brunswick Corp.	29,300	1,177,567
Carter’s, Inc.	17,300	1,274,318
Coach, Inc.	91,330	4,077,884
D.R. Horton, Inc.	94,597	2,107,621
Fossil Group, Inc. *	13,700	1,461,105
Garmin Ltd.	39,886	2,277,491
Hanesbrands, Inc.	33,000	2,708,970
Harman International Industries, Inc.	19,297	2,115,144
Hasbro, Inc.	40,125	2,217,307
Jarden Corp. *	38,450	2,197,418
Kate Spade & Co. *	39,500	1,373,415
Leggett & Platt, Inc.	46,944	1,542,580
Lennar Corp., Class A	54,675	2,109,908
Lululemon Athletica, Inc. *(b)	34,500	1,584,585
Mattel, Inc.	102,797	4,031,184
Michael Kors Holdings Ltd. *	57,700	5,262,240
Mohawk Industries, Inc. *	19,439	2,573,918

8 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Newell Rubbermaid, Inc.	98,426	2,963,607
NIKE, Inc., Class B	236,856	17,278,645
NVR, Inc. *	1,398	1,505,646
Polaris Industries, Inc.	21,500	2,888,095
PulteGroup, Inc.	114,499	2,105,637
PVH Corp.	25,514	3,203,793
Ralph Lauren Corp.	20,295	3,072,054
Toll Brothers, Inc. *	50,000	1,712,000
Tupperware Brands Corp.	13,400	1,137,794
Under Armour, Inc., Class A *	50,000	2,444,500
VF Corp.	113,228	6,917,099
Whirlpool Corp.	26,115	4,005,519

		89,327,044

Consumer Services 2.0%
Apollo Education Group, Inc. *	30,371	876,507
Bally Technologies, Inc. *	12,500	813,875
Brinker International, Inc.	17,700	869,778
Burger King Worldwide, Inc.	15,000	391,950
Caesars Entertainment Corp. *(b)	15,000	277,050
Carnival Corp.	140,860	5,537,207
Chipotle Mexican Grill, Inc. *	9,950	4,960,075
Darden Restaurants, Inc.	44,865	2,230,239
Domino’s Pizza, Inc.	18,600	1,383,468
Dunkin’ Brands Group, Inc.	34,500	1,570,095
Extended Stay America, Inc.	15,000	323,250
Graham Holdings Co., Class B	1,654	1,110,215
H&R Block, Inc.	84,898	2,412,801
Hyatt Hotels Corp., Class A *	20,200	1,136,856
International Game Technology	81,126	1,018,131
Las Vegas Sands Corp.	125,563	9,935,800
Marriott International, Inc., Class A	73,075	4,233,235
McDonald’s Corp.	318,736	32,313,456
MGM Resorts International *	102,087	2,575,655
Norwegian Cruise Line Holdings Ltd. *	23,100	756,987
Panera Bread Co., Class A *	8,600	1,315,542
Royal Caribbean Cruises Ltd.	48,091	2,555,075
SeaWorld Entertainment, Inc.	17,400	523,044
Service Corp. International	77,500	1,454,675
Six Flags Entertainment Corp.	30,200	1,212,228
Sotheby’s	23,000	967,380
Starbucks Corp.	243,327	17,183,753
Starwood Hotels & Resorts Worldwide, Inc.	59,042	4,525,569
The Wendy’s Co.	90,700	753,717
Wyndham Worldwide Corp.	39,217	2,797,741
Wynn Resorts Ltd.	24,842	5,065,035
Yum! Brands, Inc.	139,276	10,722,859

		123,803,248

Diversified Financials 4.7%
Affiliated Managers Group, Inc. *	16,259	3,222,534
American Express Co.	294,377	25,737,381
Ameriprise Financial, Inc.	59,857	6,681,837
Artisan Partners Asset Management, Inc., Class A	6,000	348,420
Berkshire Hathaway, Inc., Class B *	575,312	74,128,951
BlackRock, Inc.	40,865	12,300,365
Capital One Financial Corp.	185,353	13,697,587
CBOE Holdings, Inc.	30,600	1,632,816
CME Group, Inc.	99,880	7,030,553
Credit Acceptance Corp. *	3,200	420,864
Discover Financial Services	151,724	8,481,372
E*TRADE Financial Corp. *	86,290	1,937,211
Eaton Vance Corp.	39,084	1,409,760
Financial Engines, Inc.	16,200	716,850
Franklin Resources, Inc.	134,658	7,049,346
IntercontinentalExchange Group, Inc.	36,110	7,382,328
Invesco Ltd.	143,790	5,062,846
Lazard Ltd., Class A	40,900	1,924,345
Legg Mason, Inc.	31,214	1,463,624
Leucadia National Corp.	101,178	2,582,063
LPL Financial Holdings, Inc.	26,200	1,240,570
McGraw Hill Financial, Inc.	84,736	6,264,532
Moody’s Corp.	60,126	4,719,891
Morgan Stanley	439,148	13,582,848
MSCI, Inc. *	40,550	1,643,897
Northern Trust Corp.	74,276	4,475,129
Raymond James Financial, Inc.	39,649	1,970,555
SEI Investments Co.	42,148	1,364,752
SLM Corp.	136,624	3,518,068
State Street Corp.	138,250	8,925,420
Stifel Financial Corp. *	19,000	888,630
T. Rowe Price Group, Inc.	85,950	7,059,073
TD Ameritrade Holding Corp.	71,931	2,294,599
The Bank of New York Mellon Corp.	360,196	12,199,839
The Charles Schwab Corp. (a)	367,065	9,745,576
The Goldman Sachs Group, Inc.	135,332	21,628,760
The NASDAQ OMX Group, Inc.	43,337	1,599,135
Voya Financial, Inc.	35,200	1,245,728
Waddell & Reed Financial, Inc., Class A	29,000	1,956,050

		289,534,105

Energy 10.2%
Anadarko Petroleum Corp.	163,048	16,145,013
Antero Resources Corp. *	11,800	774,906
Apache Corp.	124,100	10,771,880
Atwood Oceanics, Inc. *	18,900	936,684
Baker Hughes, Inc.	143,606	10,038,059
Cabot Oil & Gas Corp.	135,396	5,318,355
Cameron International Corp. *	72,800	4,729,088
Cheniere Energy, Inc. *	73,100	4,126,495
Chesapeake Energy Corp.	162,497	4,671,789
Chevron Corp.	611,337	76,735,020
Cimarex Energy Co.	29,115	3,468,179
Cobalt International Energy, Inc. *	89,900	1,618,200
Concho Resources, Inc. *	35,500	4,630,975
ConocoPhillips	390,966	29,052,683
CONSOL Energy, Inc.	77,098	3,431,632
Continental Resources, Inc. *(b)	12,900	1,786,908
Core Laboratories N.V.	13,300	2,496,144
CVR Energy, Inc. (b)	4,300	211,345
Denbury Resources, Inc.	108,108	1,818,377
Devon Energy Corp.	123,082	8,615,740
Diamond Offshore Drilling, Inc. (b)	23,629	1,290,380
Dresser-Rand Group, Inc. *	25,600	1,547,264

See financial notes 9

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dril-Quip, Inc. *	11,500	1,300,880
Energen Corp.	24,496	1,908,483
Ensco plc, Class A	76,000	3,834,200
EOG Resources, Inc.	173,304	16,983,792
EQT Corp.	46,600	5,078,934
Exxon Mobil Corp.	1,383,663	141,700,928
FMC Technologies, Inc. *	72,568	4,114,606
Frank’s International N.V.	15,000	411,450
Gulfport Energy Corp. *	25,100	1,849,117
Halliburton Co.	268,988	16,965,073
Helmerich & Payne, Inc.	36,392	3,953,991
Hess Corp.	85,023	7,580,651
HollyFrontier Corp.	65,300	3,434,127
Kinder Morgan, Inc.	218,117	7,123,701
Kosmos Energy Ltd. *	15,000	163,800
Laredo Petroleum, Inc. *	6,000	175,380
Marathon Oil Corp.	217,096	7,848,020
Marathon Petroleum Corp.	96,100	8,932,495
Murphy Oil Corp.	56,544	3,586,586
Nabors Industries Ltd.	70,288	1,793,750
National Oilwell Varco, Inc.	134,326	10,548,621
Newfield Exploration Co. *	45,066	1,525,484
Noble Corp., plc	85,800	2,643,498
Noble Energy, Inc.	111,822	8,026,583
Oasis Petroleum, Inc. *	28,800	1,339,488
Occidental Petroleum Corp.	254,516	24,369,907
Oceaneering International, Inc.	36,800	2,696,704
Oil States International, Inc. *	17,400	1,690,236
ONEOK, Inc.	66,824	4,224,613
Patterson-UTI Energy, Inc.	52,521	1,708,508
Peabody Energy Corp.	92,121	1,751,220
Phillips 66	190,800	15,878,376
Pioneer Natural Resources Co.	45,811	8,853,892
QEP Resources, Inc.	60,200	1,847,538
Range Resources Corp.	50,228	4,543,123
Rowan Cos. plc, Class A *	42,483	1,313,574
RPC, Inc.	21,900	486,837
SandRidge Energy, Inc. *(b)	106,534	730,823
Schlumberger Ltd.	417,347	42,381,588
SM Energy Co.	21,713	1,609,585
Southwestern Energy Co. *	108,688	5,203,981
Spectra Energy Corp.	209,421	8,316,108
Superior Energy Services, Inc.	53,947	1,775,935
Targa Resources Corp.	9,400	1,015,106
Teekay Corp.	8,000	448,880
Tesoro Corp.	39,812	2,241,017
The Williams Cos., Inc.	221,921	9,358,409
Transocean Ltd. (b)	113,100	4,871,217
Ultra Petroleum Corp. *(b)	51,912	1,546,978
Valero Energy Corp.	171,420	9,800,081
Weatherford International Ltd. *	257,900	5,415,900
Western Refining, Inc. (b)	18,800	817,800
Whiting Petroleum Corp. *	39,800	2,934,056
World Fuel Services Corp.	24,500	1,115,730
WPX Energy, Inc. *	66,800	1,421,504

		627,407,980

Food & Staples Retailing 2.1%
Costco Wholesale Corp.	141,959	16,421,817
CVS Caremark Corp.	380,011	27,634,400
Rite Aid Corp. *	271,000	1,978,300
Safeway, Inc.	70,097	2,387,504
Sysco Corp.	193,130	7,035,726
The Kroger Co.	169,113	7,785,963
United Natural Foods, Inc. *	16,600	1,145,898
Wal-Mart Stores, Inc.	520,227	41,467,294
Walgreen Co.	276,569	18,779,035
Whole Foods Market, Inc.	116,632	5,796,610

		130,432,547

Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	635,805	25,502,138
Archer-Daniels-Midland Co.	207,705	9,082,940
Brown-Forman Corp., Class B	51,480	4,618,786
Bunge Ltd.	49,492	3,942,038
Campbell Soup Co.	60,958	2,772,979
Coca-Cola Enterprises, Inc.	80,672	3,665,736
ConAgra Foods, Inc.	136,097	4,152,319
Constellation Brands, Inc., Class A *	51,132	4,082,379
Darling International, Inc. *	50,900	1,018,509
Dr Pepper Snapple Group, Inc.	59,520	3,298,598
Flowers Foods, Inc.	56,925	1,168,101
General Mills, Inc.	198,400	10,519,168
Hormel Foods Corp.	46,894	2,236,375
Ingredion, Inc.	25,800	1,817,610
Kellogg Co.	79,931	5,341,789
Keurig Green Mountain, Inc.	40,400	3,784,672
Kraft Foods Group, Inc.	193,900	11,025,154
Lorillard, Inc.	119,200	7,082,864
McCormick & Co., Inc. - Non Voting Shares	44,954	3,200,725
Mead Johnson Nutrition Co.	65,800	5,807,508
Molson Coors Brewing Co., Class B	53,572	3,212,713
Mondelez International, Inc., Class A	544,664	19,417,272
Monster Beverage Corp. *	39,700	2,658,312
PepsiCo, Inc.	487,485	41,870,087
Philip Morris International, Inc.	507,565	43,361,278
Pilgrim’s Pride Corp. *	15,000	327,900
Pinnacle Foods, Inc.	13,000	395,200
Reynolds American, Inc.	99,768	5,629,908
Seaboard Corp. *	105	255,990
The Coca-Cola Co.	1,213,848	49,512,860
The Hain Celestial Group, Inc. *	14,700	1,264,494
The Hershey Co.	48,764	4,693,047
The Hillshire Brands Co.	40,400	1,440,260
The JM Smucker Co.	31,301	3,026,181
The WhiteWave Foods Co., Class A *	55,779	1,544,520
Tyson Foods, Inc., Class A	87,359	3,666,457

		296,396,867

Health Care Equipment & Services 4.2%
Abbott Laboratories	491,146	19,026,996
Aetna, Inc.	113,334	8,097,714
Alere, Inc. *	24,700	824,980
Align Technology, Inc. *	23,400	1,179,126
Allscripts Healthcare Solutions, Inc. *	51,100	777,742

10 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AmerisourceBergen Corp.	76,520	4,987,574
athenahealth, Inc. *	12,000	1,483,680
Baxter International, Inc.	176,925	12,878,371
Becton, Dickinson & Co.	61,565	6,958,692
Boston Scientific Corp. *	429,307	5,413,561
Brookdale Senior Living, Inc. *	34,900	1,111,216
C.R. Bard, Inc.	25,600	3,515,648
Cardinal Health, Inc.	111,710	7,764,962
CareFusion Corp. *	64,900	2,534,994
Centene Corp. *	17,100	1,135,440
Cerner Corp. *	91,304	4,683,895
Cigna Corp.	87,354	6,991,814
Community Health Systems, Inc. *	35,624	1,349,793
Covidien plc	146,500	10,438,125
DaVita HealthCare Partners, Inc. *	53,450	3,704,085
DENTSPLY International, Inc.	48,100	2,146,703
Edwards Lifesciences Corp. *	31,592	2,573,800
Express Scripts Holding Co. *	248,489	16,544,398
HCA Holdings, Inc. *	96,700	5,028,400
Henry Schein, Inc. *	28,319	3,234,879
Hologic, Inc. *	89,470	1,877,528
Humana, Inc.	48,291	5,299,937
IDEXX Laboratories, Inc. *	14,998	1,896,347
Intuitive Surgical, Inc. *	11,941	4,319,060
Laboratory Corp. of America Holdings *	25,722	2,538,761
McKesson Corp.	74,047	12,528,012
Medidata Solutions, Inc. *	16,200	588,222
MEDNAX, Inc. *	33,308	1,973,499
Medtronic, Inc.	318,168	18,714,642
Omnicare, Inc.	33,133	1,963,793
Patterson Cos., Inc.	29,800	1,212,860
Premier, Inc., Class A *	10,000	300,000
Quest Diagnostics, Inc.	42,747	2,390,840
ResMed, Inc. (b)	49,616	2,473,358
Sirona Dental Systems, Inc. *	18,900	1,421,658
St. Jude Medical, Inc.	92,555	5,874,466
Stryker Corp.	95,554	7,429,323
Team Health Holdings, Inc. *	22,500	1,090,800
Teleflex, Inc.	13,846	1,413,538
Tenet Healthcare Corp. *	26,725	1,204,763
The Cooper Cos., Inc.	16,200	2,136,942
UnitedHealth Group, Inc.	316,792	23,772,072
Universal Health Services, Inc., Class B	27,874	2,279,814
Varian Medical Systems, Inc. *	31,371	2,495,563
Veeva Systems, Inc., Class A *(b)	10,000	192,100
WellCare Health Plans, Inc. *	14,100	951,327
WellPoint, Inc.	90,423	9,103,788
West Pharmaceutical Services, Inc.	22,500	976,050
Zimmer Holdings, Inc.	55,012	5,325,162

		258,130,813

Household & Personal Products 2.0%
Avon Products, Inc.	146,436	2,237,542
Church & Dwight Co., Inc.	44,094	3,042,927
Colgate-Palmolive Co.	280,654	18,888,014
Coty, Inc., Class A	30,000	481,500
Energizer Holdings, Inc.	19,900	2,222,631
Herbalife Ltd. (b)	27,018	1,620,540
Kimberly-Clark Corp.	121,304	13,616,374
Nu Skin Enterprises, Inc., Class A	18,400	1,600,800
Spectrum Brands Holdings, Inc.	5,000	384,150
The Clorox Co.	41,725	3,784,458
The Estee Lauder Cos., Inc., Class A	81,468	5,912,133
The Procter & Gamble Co.	868,219	71,671,478

		125,462,547

Insurance 3.1%
ACE Ltd.	108,600	11,111,952
Aflac, Inc.	142,413	8,932,143
Alleghany Corp. *	5,786	2,360,572
Allied World Assurance Co. Holdings AG	8,400	904,596
American Financial Group, Inc.	26,205	1,531,158
American International Group, Inc.	472,176	25,086,711
Aon plc	98,503	8,360,935
Arch Capital Group Ltd. *	34,000	1,948,880
Arthur J. Gallagher & Co.	38,520	1,734,170
Assurant, Inc.	24,592	1,657,747
Assured Guaranty Ltd.	39,800	951,618
Axis Capital Holdings Ltd.	37,362	1,709,312
Brown & Brown, Inc.	39,476	1,175,595
Cincinnati Financial Corp.	49,617	2,418,333
CNA Financial Corp.	9,150	374,693
CNO Financial Group, Inc.	74,300	1,281,675
Erie Indemnity Co., Class A	8,285	593,620
Everest Re Group Ltd.	16,120	2,547,444
Fidelity National Financial, Inc., Class A	88,169	2,837,278
Genworth Financial, Inc., Class A *	166,939	2,979,861
Hartford Financial Services Group, Inc.	140,595	5,043,143
HCC Insurance Holdings, Inc.	31,057	1,426,759
Lincoln National Corp.	84,359	4,092,255
Loews Corp.	98,358	4,324,801
Markel Corp. *	4,447	2,783,466
Marsh & McLennan Cos., Inc.	172,620	8,511,892
MetLife, Inc.	362,844	18,994,883
Old Republic International Corp.	86,909	1,439,213
PartnerRe Ltd.	13,009	1,371,149
Principal Financial Group, Inc.	88,009	4,122,342
Protective Life Corp.	28,200	1,442,430
Prudential Financial, Inc.	145,897	11,770,970
Reinsurance Group of America, Inc.	19,710	1,511,954
RenaissanceRe Holdings Ltd.	14,407	1,458,132
The Allstate Corp.	141,498	8,058,311
The Chubb Corp.	77,112	7,100,473
The Progressive Corp.	180,142	4,368,444
The Travelers Cos., Inc.	112,847	10,221,681
Torchmark Corp.	26,065	2,077,381
Unum Group	88,014	2,923,825
Validus Holdings Ltd.	33,709	1,249,593
W. R. Berkley Corp.	37,725	1,668,954
White Mountains Insurance Group Ltd.	1,813	1,081,019
Willis Group Holdings plc	56,600	2,320,034
XL Group plc	82,267	2,579,070

		192,440,467

See financial notes 11

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 3.8%
Air Products & Chemicals, Inc.	66,478	7,812,495
Airgas, Inc.	21,451	2,279,383
Albemarle Corp.	26,200	1,756,448
Alcoa, Inc.	351,020	4,728,239
Allegheny Technologies, Inc.	36,152	1,489,462
AptarGroup, Inc.	22,500	1,516,950
Ashland, Inc.	23,300	2,250,780
Avery Dennison Corp.	31,060	1,511,380
Ball Corp.	40,176	2,257,489
Bemis Co., Inc.	35,049	1,410,372
Cabot Corp.	21,716	1,255,185
Carpenter Technology Corp.	15,000	942,000
Celanese Corp., Series A	53,043	3,258,431
CF Industries Holdings, Inc.	16,812	4,121,798
Cliffs Natural Resources, Inc. (b)	48,600	861,192
Crown Holdings, Inc. *	39,776	1,876,234
Cytec Industries, Inc.	8,300	791,156
Domtar Corp.	10,400	970,944
E.I. du Pont de Nemours & Co.	293,017	19,725,904
Eagle Materials, Inc.	15,200	1,266,616
Eastman Chemical Co.	45,762	3,989,074
Ecolab, Inc.	86,028	9,001,970
FMC Corp.	43,504	3,349,808
Freeport-McMoRan Copper & Gold, Inc.	337,457	11,598,397
Graphic Packaging Holding Co. *	75,100	770,526
Huntsman Corp.	64,700	1,620,735
International Flavors & Fragrances, Inc.	27,508	2,710,088
International Paper Co.	135,207	6,307,407
LyondellBasell Industries N.V., Class A	139,200	12,876,000
Martin Marietta Materials, Inc.	15,549	1,933,207
MeadWestvaco Corp.	58,683	2,292,745
Monsanto Co.	168,834	18,689,924
NewMarket Corp.	3,600	1,340,352
Newmont Mining Corp.	162,928	4,045,502
Nucor Corp.	103,076	5,334,183
Owens-Illinois, Inc. *	55,877	1,775,771
Packaging Corp. of America	33,230	2,214,115
PolyOne Corp.	30,900	1,157,823
PPG Industries, Inc.	44,006	8,520,442
Praxair, Inc.	94,628	12,353,685
Reliance Steel & Aluminum Co.	25,122	1,779,140
Rock-Tenn Co., Class A	23,985	2,293,206
Rockwood Holdings, Inc.	19,300	1,371,265
Royal Gold, Inc.	21,800	1,443,160
RPM International, Inc.	44,600	1,902,636
Sealed Air Corp.	65,302	2,240,512
Sigma-Aldrich Corp.	38,908	3,743,339
Sonoco Products Co.	33,970	1,429,458
Steel Dynamics, Inc.	74,400	1,359,288
The Dow Chemical Co.	384,556	19,189,344
The Mosaic Co.	110,395	5,524,166
The Scotts Miracle-Gro Co., Class A	14,668	897,828
The Sherwin-Williams Co.	27,690	5,533,570
The Valspar Corp.	27,446	2,004,656
United States Steel Corp.	48,968	1,274,147
Vulcan Materials Co.	43,925	2,834,480
W.R. Grace & Co. *	24,900	2,293,290
Westlake Chemical Corp.	14,000	996,800

		232,074,497

Media 3.6%
AMC Networks, Inc., Class A *	19,500	1,280,565
Cablevision Systems Corp., Class A	75,110	1,254,337
CBS Corp., Class B - Non Voting Shares	173,105	9,998,545
Charter Communications, Inc., Class A *	21,500	2,913,895
Cinemark Holdings, Inc.	34,600	1,024,852
Clear Channel Outdoor Holdings, Inc., Class A	14,500	116,290
Comcast Corp., Class A	837,923	43,370,894
DIRECTV *	151,725	11,773,860
Discovery Communications, Inc., Class A *	73,300	5,563,470
DISH Network Corp., Class A *	67,372	3,830,772
Gannett Co., Inc.	73,854	2,006,613
John Wiley & Sons, Inc., Class A	15,480	889,481
Lamar Advertising Co., Class A *	20,370	1,016,870
Liberty Global plc, Class A *	115,766	4,609,802
Liberty Global plc, Series C *	115,766	4,448,887
Liberty Media Corp., Class A *	30,446	3,949,151
Live Nation Entertainment, Inc. *	45,500	950,040
Morningstar, Inc.	8,150	597,639
News Corp., Class A *	161,082	2,741,616
Omnicom Group, Inc.	84,688	5,731,684
Regal Entertainment Group, Class A	15,000	282,000
Scripps Networks Interactive, Inc., Class A	35,400	2,657,478
Sinclair Broadcast Group, Inc., Class A (b)	23,500	628,155
Sirius XM Holdings, Inc. *	952,200	3,037,518
Starz, Class A *	29,800	961,646
The Interpublic Group of Cos., Inc.	143,264	2,495,659
The Madison Square Garden Co., Class A *	20,800	1,135,680
The Walt Disney Co.	519,260	41,198,088
Time Warner Cable, Inc.	87,736	12,411,135
Time Warner, Inc.	286,680	19,052,753
Twenty-First Century Fox, Inc., Class A	623,028	19,949,357
Viacom, Inc., Class B	126,846	10,779,373

		222,658,105

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
AbbVie, Inc.	508,646	26,490,284
Actavis plc *	56,224	11,488,250
Agilent Technologies, Inc.	107,031	5,783,955
Alexion Pharmaceuticals, Inc. *	62,400	9,871,680
Alkermes plc *	41,300	1,910,538
Allergan, Inc.	94,862	15,731,914
Alnylam Pharmaceuticals, Inc. *	17,100	846,963
Amgen, Inc.	240,902	26,920,798
Bio-Rad Laboratories, Inc., Class A *	6,900	850,149

12 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Biogen Idec, Inc. *	76,455	21,951,760
BioMarin Pharmaceutical, Inc. *	45,900	2,672,757
Bristol-Myers Squibb Co.	526,739	26,384,357
Bruker Corp. *	31,600	652,856
Celgene Corp. *	130,020	19,114,240
Cepheid, Inc. *	21,800	947,864
Covance, Inc. *	17,300	1,527,244
Cubist Pharmaceuticals, Inc. *	20,900	1,464,254
Eli Lilly & Co.	317,971	18,792,086
Endo International plc *	39,728	2,500,679
Forest Laboratories, Inc. *	79,346	7,292,691
Gilead Sciences, Inc. *	492,444	38,651,930
Hospira, Inc. *	56,040	2,566,632
Illumina, Inc. *	41,300	5,610,605
Incyte Corp., Ltd. *	46,600	2,262,896
Intercept Pharmaceuticals, Inc. *	3,200	845,184
Isis Pharmaceuticals, Inc. *	37,300	992,553
Jazz Pharmaceuticals plc *	16,900	2,279,810
Johnson & Johnson	907,287	91,899,100
Mallinckrodt plc *(b)	19,175	1,365,835
Medivation, Inc. *	24,300	1,463,103
Merck & Co., Inc.	939,218	55,000,606
Mettler-Toledo International, Inc. *	8,800	2,051,456
Mylan, Inc. *	122,300	6,210,394
NPS Pharmaceuticals, Inc. *	30,200	803,924
OPKO Health, Inc. *(b)	69,500	574,765
PerkinElmer, Inc.	38,500	1,615,845
Perrigo Co., plc	41,500	6,011,690
Pfizer, Inc.	2,043,851	63,931,659
Pharmacyclics, Inc. *	21,600	2,042,928
Puma Biotechnology, Inc. *	6,200	468,348
Questcor Pharmaceuticals, Inc. (b)	18,000	1,479,240
Quintiles Transnational Holdings, Inc. *	16,500	777,645
Regeneron Pharmaceuticals, Inc. *	24,500	7,273,805
Salix Pharmaceuticals Ltd. *	20,500	2,255,000
Seattle Genetics, Inc. *	33,600	1,292,928
Techne Corp.	12,563	1,122,002
Theravance, Inc. *(b)	24,900	670,308
Thermo Fisher Scientific, Inc.	126,398	14,409,372
United Therapeutics Corp. *	13,200	1,320,132
Vertex Pharmaceuticals, Inc. *	73,212	4,956,452
Waters Corp. *	27,700	2,729,558
Zoetis, Inc.	160,800	4,865,808

		532,996,832

Real Estate 3.2%
Alexandria Real Estate Equities, Inc.	21,100	1,557,602
Altisource Portfolio Solutions S.A. *	5,400	560,034
American Campus Communities, Inc.	31,200	1,191,840
American Capital Agency Corp.	123,600	2,806,956
American Homes 4 Rent Class A	14,000	224,700
American Realty Capital Properties, Inc.	209,600	2,743,664
American Tower Corp.	127,089	10,614,473
Annaly Capital Management, Inc.	304,600	3,518,130
Apartment Investment & Management Co., Class A	49,418	1,523,557
AvalonBay Communities, Inc.	38,349	5,236,556
BioMed Realty Trust, Inc.	72,300	1,511,070
Boston Properties, Inc.	50,205	5,881,014
Brixmor Property Group, Inc.	17,000	373,320
Camden Property Trust	26,864	1,839,915
CBRE Group, Inc., Class A *	84,537	2,252,066
Chimera Investment Corp.	330,400	1,020,936
Columbia Property Trust, Inc.	40,100	1,136,434
Corrections Corp. of America	38,004	1,246,531
Crown Castle International Corp.	104,627	7,609,522
DDR Corp.	109,000	1,871,530
Digital Realty Trust, Inc. (b)	41,400	2,210,760
Douglas Emmett, Inc.	47,600	1,313,760
Duke Realty Corp.	104,537	1,831,488
Equity Lifestyle Properties, Inc.	27,800	1,163,986
Equity Residential	107,872	6,411,912
Essex Property Trust, Inc.	19,429	3,366,269
Extra Space Storage, Inc.	32,100	1,679,793
Federal Realty Investment Trust	21,596	2,538,394
Forest City Enterprises, Inc., Class A *	47,200	892,552
Gaming & Leisure Properties, Inc.	22,900	841,575
General Growth Properties, Inc.	179,500	4,123,115
HCP, Inc.	151,580	6,345,139
Health Care REIT, Inc.	92,421	5,830,841
Highwoods Properties, Inc.	24,700	996,645
Home Properties, Inc.	16,400	1,010,240
Hospitality Properties Trust	41,981	1,261,529
Host Hotels & Resorts, Inc.	240,139	5,150,982
Jones Lang LaSalle, Inc.	14,800	1,715,172
Kilroy Realty Corp.	23,300	1,387,981
Kimco Realty Corp.	138,331	3,170,547
LaSalle Hotel Properties	28,500	942,780
Liberty Property Trust	55,504	2,081,400
Mid-America Apartment Communities, Inc.	23,900	1,664,635
National Retail Properties, Inc.	35,200	1,201,376
NorthStar Realty Finance Corp.	93,200	1,493,064
Omega Healthcare Investors, Inc. (b)	35,100	1,220,778
Plum Creek Timber Co., Inc.	54,798	2,389,193
Prologis, Inc.	161,980	6,581,247
Public Storage	47,109	8,268,101
Rayonier, Inc.	41,734	1,882,203
Realogy Holdings Corp. *	43,650	1,835,483
Realty Income Corp.	63,300	2,750,385
Regency Centers Corp.	30,582	1,603,414
RLJ Lodging Trust	34,900	930,783
Senior Housing Properties Trust	55,300	1,297,891
Simon Property Group, Inc.	99,750	17,276,700
SL Green Realty Corp.	29,251	3,062,872
Spirit Realty Capital, Inc.	113,100	1,218,087
Starwood Property Trust, Inc.	62,800	1,510,340
Tanger Factory Outlet Centers, Inc.	30,900	1,102,512
Taubman Centers, Inc.	19,800	1,442,232
The Howard Hughes Corp. *	9,200	1,313,392
The Macerich Co.	44,845	2,910,889
Two Harbors Investment Corp.	117,200	1,216,536
UDR, Inc.	85,262	2,204,875
Ventas, Inc.	92,729	6,127,532
Vornado Realty Trust REIT	57,334	5,882,468
Weingarten Realty Investors	40,802	1,273,022

See financial notes 13

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Weyerhaeuser Co.	196,450	5,864,032
WP Carey, Inc.	18,700	1,149,676

		197,660,428

Retailing 4.0%
Advance Auto Parts, Inc.	24,622	2,986,402
Amazon.com, Inc. *	119,341	36,295,178
Ascena Retail Group, Inc. *	45,800	787,760
AutoNation, Inc. *	20,866	1,105,689
AutoZone, Inc. *	10,533	5,623,463
Bed Bath & Beyond, Inc. *	70,120	4,356,556
Best Buy Co., Inc.	86,026	2,230,654
Cabela’s, Inc. *	15,100	990,711
CarMax, Inc. *	66,800	2,924,504
Dick’s Sporting Goods, Inc.	32,800	1,727,248
Dillard’s, Inc., Class A	5,800	567,994
Dollar General Corp. *	97,900	5,525,476
Dollar Tree, Inc. *	63,224	3,292,074
DSW, Inc., Class A	19,600	654,444
Expedia, Inc.	32,204	2,286,162
Family Dollar Stores, Inc.	32,860	1,930,525
Foot Locker, Inc.	50,909	2,368,796
GameStop Corp., Class A	40,000	1,587,200
Genuine Parts Co.	49,630	4,323,766
GNC Holdings, Inc., Class A	26,800	1,206,000
Groupon, Inc. *	120,700	843,693
HomeAway, Inc. *	20,300	662,186
Kohl’s Corp.	62,565	3,427,936
L Brands, Inc.	78,823	4,272,207
Liberty Interactive Corp., Class A *	153,908	4,472,566
Liberty Ventures, Series A *	22,800	1,323,312
LKQ Corp. *	99,600	2,900,352
Lowe’s Cos., Inc.	335,436	15,399,867
Macy’s, Inc.	114,576	6,580,100
Netflix, Inc. *	18,800	6,054,352
Nordstrom, Inc.	42,400	2,598,272
O’Reilly Automotive, Inc. *	33,266	4,949,648
Penske Automotive Group, Inc.	15,300	701,658
PetSmart, Inc.	34,595	2,341,390
Ross Stores, Inc.	71,412	4,861,729
Sally Beauty Holdings, Inc. *	38,200	1,047,062
Sears Holdings Corp. *(b)	13,094	573,648
Signet Jewelers Ltd.	26,900	2,725,508
Staples, Inc.	216,770	2,709,625
Target Corp.	199,562	12,322,954
The Gap, Inc.	89,555	3,519,512
The Home Depot, Inc.	451,735	35,917,450
The Priceline Group, Inc. *	16,546	19,156,131
The TJX Cos., Inc.	224,990	13,089,918
Tiffany & Co.	33,573	2,937,302
Tractor Supply Co.	45,200	3,039,248
TripAdvisor, Inc. *	37,200	3,003,528
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	1,745,429
Urban Outfitters, Inc. *	37,796	1,347,616
Williams-Sonoma, Inc.	29,400	1,846,908
zulily, Inc., Class A *(b)	8,000	340,160

		249,481,869

Semiconductors & Semiconductor Equipment 2.2%
Altera Corp.	101,969	3,316,032
Analog Devices, Inc.	101,274	5,194,343
Applied Materials, Inc.	385,589	7,349,326
Atmel Corp. *	138,500	1,076,145
Avago Technologies Ltd.	80,000	5,080,000
Broadcom Corp., Class A	174,025	5,361,710
Cree, Inc. *	38,900	1,834,913
First Solar, Inc. *	20,000	1,349,800
Freescale Semiconductor Ltd. *	15,000	329,550
Intel Corp.	1,597,980	42,650,086
KLA-Tencor Corp.	53,538	3,425,897
Lam Research Corp. *	52,619	3,031,381
Linear Technology Corp.	77,466	3,447,237
LSI Corp.	191,598	2,134,402
Marvell Technology Group Ltd.	135,162	2,143,669
Maxim Integrated Products, Inc.	83,700	2,715,228
Microchip Technology, Inc.	65,366	3,107,500
Micron Technology, Inc. *	335,800	8,771,096
NVIDIA Corp.	187,299	3,459,412
ON Semiconductor Corp. *	152,900	1,438,789
Skyworks Solutions, Inc. *	63,900	2,623,095
SunEdison, Inc. *	78,900	1,517,247
SunPower Corp. *	12,000	401,040
Teradyne, Inc. *	62,600	1,106,142
Texas Instruments, Inc.	346,575	15,751,834
Xilinx, Inc.	85,805	4,049,138

		132,665,012

Software & Services 9.9%
Accenture plc, Class A	204,400	16,396,968
Activision Blizzard, Inc.	130,838	2,618,068
Adobe Systems, Inc. *	151,313	9,334,499
Akamai Technologies, Inc. *	61,009	3,237,748
Alliance Data Systems Corp. *	15,671	3,790,815
Amdocs Ltd.	51,600	2,400,948
ANSYS, Inc. *	31,400	2,396,134
AOL, Inc. *	27,400	1,172,994
Aspen Technology, Inc. *	30,500	1,311,195
Autodesk, Inc. *	67,872	3,259,213
Automatic Data Processing, Inc.	154,351	12,033,204
Broadridge Financial Solutions, Inc.	43,100	1,652,454
CA, Inc.	98,881	2,980,273
Cadence Design Systems, Inc. *	92,587	1,440,654
Citrix Systems, Inc. *	63,400	3,760,254
Cognizant Technology Solutions Corp., Class A *	191,332	9,165,759
CommVault Systems, Inc. *	14,800	716,320
Computer Sciences Corp.	47,331	2,801,049
Concur Technologies, Inc. *	15,850	1,275,450
CoreLogic, Inc. *	31,900	894,157
CoStar Group, Inc. *	8,800	1,415,832
DST Systems, Inc.	11,380	1,049,122
eBay, Inc. *	371,170	19,237,741
Electronic Arts, Inc. *	98,381	2,784,182
Equinix, Inc. *	16,100	3,023,741
Facebook, Inc., Class A *	547,600	32,735,528
FactSet Research Systems, Inc.	12,900	1,373,850

14 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fidelity National Information Services, Inc.	95,308	5,092,306
FireEye, Inc. *	5,000	196,300
Fiserv, Inc. *	82,978	5,043,403
FleetCor Technologies, Inc. *	21,400	2,442,382
Fortinet, Inc. *	44,600	980,308
Gartner, Inc. *	32,300	2,226,762
Genpact Ltd. *	44,550	751,113
Global Payments, Inc.	19,738	1,319,091
Google, Inc., Class A *	90,388	48,346,733
Google, Inc., Class C *	90,388	47,603,744
Guidewire Software, Inc. *	21,100	796,736
IAC/InterActiveCorp	21,230	1,407,124
Informatica Corp. *	36,200	1,283,290
International Business Machines Corp.	313,440	61,581,557
Intuit, Inc.	93,644	7,093,533
Jack Henry & Associates, Inc.	29,400	1,621,704
Leidos Holdings, Inc.	23,475	874,209
LinkedIn Corp., Class A *	31,100	4,772,917
MasterCard, Inc., Class A	326,743	24,031,948
MICROS Systems, Inc. *	27,200	1,400,800
Microsoft Corp.	2,418,738	97,717,015
NetSuite, Inc. *	9,800	757,638
Nuance Communications, Inc. *	79,800	1,283,982
Oracle Corp.	1,108,910	45,332,241
Pandora Media, Inc. *	52,500	1,229,550
Paychex, Inc.	109,628	4,583,547
PTC, Inc. *	39,700	1,404,189
Rackspace Hosting, Inc. *	35,200	1,021,504
Red Hat, Inc. *	57,283	2,786,818
Salesforce.com, Inc. *	175,240	9,051,146
ServiceNow, Inc. *	32,400	1,610,928
SolarWinds, Inc. *	20,600	830,592
Solera Holdings, Inc.	24,100	1,561,198
Splunk, Inc. *	25,900	1,413,363
SS&C Technologies Holdings, Inc. *	20,100	782,292
Symantec Corp.	226,489	4,593,197
Synopsys, Inc. *	48,700	1,832,094
Syntel, Inc. *	2,000	160,640
Tableau Software, Inc., Class A *	4,500	248,715
Teradata Corp. *	48,044	2,184,080
The Ultimate Software Group, Inc. *	8,900	1,064,707
The Western Union Co.	163,440	2,593,793
TIBCO Software, Inc. *	55,500	1,089,465
Total System Services, Inc.	55,100	1,750,527
Twitter, Inc. *(b)	22,800	888,516
Tyler Technologies, Inc. *	9,100	743,015
Vantiv, Inc., Class A *	35,200	1,082,400
VeriFone Systems, Inc. *	35,800	1,197,152
VeriSign, Inc. *	43,205	2,038,412
Visa, Inc., Class A	163,700	33,167,257
VMware, Inc., Class A *	28,900	2,673,539
WEX, Inc. *	13,100	1,257,207
Workday, Inc., Class A *	10,100	738,007
Xerox Corp.	376,545	4,552,429
Yahoo! Inc. *	296,579	10,662,015
Yelp, Inc. *	18,400	1,073,088
Zillow, Inc., Class A *(b)	7,600	826,120

		610,906,490

Technology Hardware & Equipment 5.9%
3D Systems Corp. *(b)	30,149	1,427,254
Amphenol Corp., Class A	52,320	4,988,712
Apple, Inc.	285,618	168,540,326
ARRIS Group, Inc. *	36,900	962,721
Arrow Electronics, Inc. *	28,800	1,634,400
Avnet, Inc.	42,546	1,835,009
Brocade Communications Systems, Inc. *	154,700	1,440,257
CDW Corp.	15,000	422,850
Cisco Systems, Inc.	1,649,415	38,117,981
Cognex Corp. *	26,700	919,281
CommScope Holding Co., Inc. *	22,000	586,960
Corning, Inc.	439,463	9,189,171
Dolby Laboratories, Inc., Class A *	17,400	693,390
EchoStar Corp., Class A *	13,254	595,900
EMC Corp.	644,224	16,620,979
F5 Networks, Inc. *	23,200	2,439,944
FEI Co.	12,500	994,000
FLIR Systems, Inc.	38,200	1,300,328
Harris Corp.	32,596	2,396,458
Hewlett-Packard Co.	606,168	20,039,914
Ingram Micro, Inc., Class A *	53,851	1,451,823
IPG Photonics Corp. *(b)	9,400	607,522
Jabil Circuit, Inc.	62,300	1,075,298
Juniper Networks, Inc. *	156,394	3,861,368
Motorola Solutions, Inc.	76,612	4,870,991
National Instruments Corp.	31,200	852,072
NCR Corp. *	53,544	1,633,627
NetApp, Inc.	107,600	3,831,636
Palo Alto Networks, Inc. *	14,700	934,626
QUALCOMM, Inc.	542,678	42,714,185
Riverbed Technology, Inc. *	52,200	1,015,290
SanDisk Corp.	73,458	6,241,726
Seagate Technology plc	104,837	5,512,329
TE Connectivity Ltd.	131,500	7,755,870
Trimble Navigation Ltd. *	84,000	3,228,120
Ubiquiti Networks, Inc. *(b)	9,000	348,570
Western Digital Corp.	65,512	5,773,573

		366,854,461

Telecommunication Services 2.3%
AT&T, Inc.	1,667,277	59,521,789
CenturyLink, Inc.	182,811	6,381,932
Frontier Communications Corp. (b)	338,406	2,013,516
Level 3 Communications, Inc. *	46,700	2,009,501
SBA Communications Corp., Class A *	41,300	3,707,088
Sprint Corp. *	278,164	2,364,394
T-Mobile US, Inc. *	82,500	2,416,425
tw telecom, Inc. *	50,800	1,559,052
United States Cellular Corp.	4,900	203,546
Verizon Communications, Inc.	1,324,157	61,877,857
Windstream Holdings, Inc. (b)	198,148	1,797,202

		143,852,302

Transportation 2.1%
Alaska Air Group, Inc.	24,200	2,276,736
AMERCO	2,000	500,220

See financial notes 15

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
American Airlines Group, Inc. *	61,700	2,163,819
Avis Budget Group, Inc. *	34,800	1,830,132
C.H. Robinson Worldwide, Inc.	43,448	2,559,087
CSX Corp.	317,226	8,952,118
Delta Air Lines, Inc.	278,000	10,238,740
Expeditors International of Washington, Inc.	67,198	2,771,245
FedEx Corp.	90,928	12,388,940
Genesee & Wyoming, Inc., Class A *	14,700	1,455,447
Hertz Global Holdings, Inc. *	142,100	4,045,587
J.B. Hunt Transport Services, Inc.	30,591	2,327,975
Kansas City Southern	33,100	3,339,128
Kirby Corp. *	18,900	1,901,718
Norfolk Southern Corp.	99,586	9,413,865
Old Dominion Freight Line, Inc. *	24,000	1,455,120
Ryder System, Inc.	16,964	1,394,102
Southwest Airlines Co.	223,988	5,413,790
Spirit Airlines, Inc. *	23,400	1,330,056
Swift Transportation Co. *	35,300	848,965
Union Pacific Corp.	145,662	27,738,415
United Continental Holdings, Inc. *	112,582	4,601,226
United Parcel Service, Inc., Class B	229,135	22,569,797

		131,516,228

Utilities 3.2%
AES Corp.	196,902	2,845,234
AGL Resources, Inc.	40,487	2,186,298
Alliant Energy Corp.	37,400	2,187,152
Ameren Corp.	78,585	3,246,346
American Electric Power Co., Inc.	153,071	8,236,750
American Water Works Co., Inc.	59,700	2,718,141
Aqua America, Inc.	58,917	1,478,227
Atmos Energy Corp.	30,718	1,567,847
Calpine Corp. *	112,000	2,568,160
CenterPoint Energy, Inc.	133,911	3,315,636
CMS Energy Corp.	85,733	2,598,567
Consolidated Edison, Inc.	95,306	5,530,607
Dominion Resources, Inc.	182,208	13,217,368
DTE Energy Co.	57,597	4,500,630
Duke Energy Corp.	227,395	16,938,654
Edison International	105,954	5,992,758
Entergy Corp.	52,362	3,796,245
Exelon Corp.	265,019	9,283,616
FirstEnergy Corp.	136,391	4,603,196
Great Plains Energy, Inc.	52,000	1,395,160
Integrys Energy Group, Inc.	26,455	1,621,162
ITC Holdings Corp.	52,200	1,929,834
MDU Resources Group, Inc.	64,217	2,274,566
National Fuel Gas Co.	28,047	2,065,381
NextEra Energy, Inc.	139,908	13,969,814
NiSource, Inc.	103,880	3,772,922
Northeast Utilities	101,312	4,788,005
NRG Energy, Inc.	108,030	3,534,742
OGE Energy Corp.	66,760	2,492,151
Pepco Holdings, Inc.	76,274	2,041,092
PG&E Corp.	144,737	6,597,112
Pinnacle West Capital Corp.	37,087	2,075,018
PPL Corp.	205,561	6,853,404
Public Service Enterprise Group, Inc.	164,472	6,738,418
Questar Corp.	60,420	1,466,998
SCANA Corp.	44,531	2,390,424
Sempra Energy	73,678	7,265,388
TECO Energy, Inc.	59,217	1,063,537
The Southern Co.	279,918	12,828,642
UGI Corp.	39,248	1,832,489
Westar Energy, Inc.	39,800	1,428,024
Wisconsin Energy Corp.	71,936	3,487,457
Xcel Energy, Inc.	148,609	4,736,169

		195,459,341

Total Common Stock
(Cost $1,968,379,173)		6,153,539,781

Other Investment Company 0.7% of net assets

Money Market Fund 0.7%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	44,979,602	44,979,602

Total Other Investment Company
(Cost $44,979,602)		44,979,602

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.05%, 06/19/14 (c)(d)	2,580,000	2,579,839

Total Short-Term Investment
(Cost $2,579,839)		2,579,839

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.3% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	21,473,000	21,473,000

Total Collateral Invested for Securities on Loan
(Cost $21,473,000)		21,473,000

End of Collateral Invested for Securities on Loan

16 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/14, tax basis cost of the fund’s investments was $1,994,876,427 and the unrealized appreciation and depreciation were $4,232,768,822 and ($26,546,027), respectively, with a net unrealized appreciation of $4,206,222,795.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $25,843,096.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/20/14	220	20,656,900	296,777

See financial notes 17

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1)	Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.
(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments — Schwab 1000 Index Fund

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	June 12, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	June 12, 2014

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	June 12, 2014